Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Velti plc
Entity Central Index Key	0001490412
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	20-F
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	65,622,141
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (includes $1.1 million from VIE as of December 31, 2012)	$ 36,571	$ 75,765
Trade receivables (includes $12.4 million from VIE as of December 31, 2012)	150,074	100,456
Accrued contract receivables (includes $8.8 million from VIE as of December 31, 2012)	132,957	98,203
Prepayments	12,733	22,664
Other receivables and current assets (includes $1.3 million from VIE as of December 31, 2012)	12,353	26,638
Total current assets	344,688	323,726
Property and equipment, net (includes $0.2 million from VIE as of December 31, 2012)	13,073	5,922
Intangible assets, net (includes $2.9 million from VIE as of December 31, 2012)	93,982	91,192
Goodwill	70,498	52,956
Other assets (includes $1.5 million from VIE as of December 31, 2012)	14,782	7,735
Total assets	537,023	481,531
Current liabilities:
Accounts payable (includes $0.7 million from VIE as of December 31, 2012)	37,786	41,565
Accrued liabilities (includes $0.5 million from VIE as of December 31, 2012)	97,374	49,621
Deferred revenue and current portion of deferred government grant (includes $0.7 million from VIE as of December 31, 2012)	12,626	6,217
Current portion of acquisition related liabilities	33,352	26,900
Current portion of long-term debt and short-term financings	851	2,881
Income tax liabilities (includes $0.9 million from VIE as of December 31, 2012)	9,953	9,883
Total current liabilities	191,942	137,067
Long-term debt	27,342	6,859
Deferred government grant - non-current	1,297	3,162
Acquisition related liabilities - non-current	2,221	18,772
Other non-current liabilities (includes $4.8 million from VIE as of December 31, 2012)	21,703	18,180
Total liabilities	244,505	184,040
Commitments and contingencies (See Note 11)
Shareholders' equity:
Share capital, nominal value £0.05, 100,000,000 ordinary shares authorized; 65,622,141 and 61,790,985 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	5,462	5,148
Additional paid-in capital	399,127	346,031
Accumulated deficit	(95,953)	(34,726)
Accumulated other comprehensive loss	(16,242)	(19,046)
Total Velti shareholders' equity	292,394	297,407
Non-controlling interests	124	84
Total equity	292,518	297,491
Total liabilities and shareholders' equity	$ 537,023	$ 481,531

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] USD ($)
Cash and cash equivalents (includes $1.1 million from VIE as of December 31, 2012)	$ 36,571		$ 75,765		$ 1,100
Trade receivables (includes $12.4 million from VIE as of December 31, 2012)	150,074		100,456		12,400
Accrued contract receivables (includes $8.8 million from VIE as of December 31, 2012)	132,957		98,203		8,800
Other receivables and current assets (includes $1.3 million from VIE as of December 31, 2012)	12,353		26,638		1,300
Property and equipment, net (includes $0.2 million from VIE as of December 31, 2012)	13,073		5,922		200
Intangible assets, net (includes $2.9 million from VIE as of December 31, 2012)	93,982		91,192		2,900
Other assets (includes $1.5 million from VIE as of December 31, 2012)	14,782		7,735		1,500
Accounts payable (includes $0.7 million from VIE as of December 31, 2012)	37,786		41,565		700
Accrued liabilities (includes $0.5 million from VIE as of December 31, 2012)	97,374		49,621		500
Deferred revenue and current portion of deferred government grant (includes $0.7 million from VIE as of December 31, 2012)	12,626		6,217		700
Income tax liabilities (includes $0.9 million from VIE as of December 31, 2012)	9,953		9,883		900
Other non-current liabilities (includes $4.8 million from VIE as of December 31, 2012)	$ 21,703		$ 18,180		$ 4,800
Ordinary shares, par value (in pounds per share)		£ 0.05		£ 0.05
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	65,622,141	65,622,141	61,790,985	61,790,985
Ordinary shares, outstanding	65,622,141	65,622,141	61,790,985	61,790,985

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Software as a service (SaaS) revenue	$ 204,210	$ 139,024	$ 77,202
License and software revenue	22,213	36,705	26,586
Managed services revenue	43,921	13,473	12,481
Total revenue	270,344	189,202	116,269
Cost and expenses:
Third-party costs	91,404	53,901	36,658
Datacenter and direct project costs	29,966	17,952	6,312
General and administrative expenses	68,196	45,258	22,484
Sales and marketing expenses	54,507	37,733	23,049
Research and development expenses	21,236	13,060	7,840
Acquisition related and other charges	9,950	8,890	5,364
Impairment of intangible assets	16,902	1,500	0
Non-cash loss from disposal of assets	10,532	0	0
Depreciation and amortization	33,946	20,900	12,131
Total cost and expenses	336,639	199,194	113,838
Income (loss) from operations	(66,295)	(9,992)	2,431
Interest expense, net	(1,830)	(7,389)	(8,069)
Gain (loss) from foreign currency transactions	1,995	6,200	(1,726)
Other income (expense)	5,876	(49)	0
Loss before income taxes, equity method investments and non-controlling interest	(60,254)	(11,230)	(7,364)
Income tax benefit (expense)	2,835	(3,808)	(3,771)
Loss from equity method investments	(3,755)	(200)	(4,615)
Net loss	(61,174)	(15,238)	(15,750)
Net income (loss) attributable to non-controlling interest	53	130	(81)
Net loss attributable to Velti	(61,227)	(15,368)	(15,669)
Foreign currency translation adjustment	2,791	(20,907)	(2,700)
Comprehensive loss	(58,383)	(36,145)	(18,450)
Comprehensive income (loss) attributable to non-controlling interests	(40)	92	105
Comprehensive loss attributable to Velti	$ (58,423)	$ (36,053)	$ (18,345)
Net income (loss) attributable to Velti per share:
Basic (in dollars per share)	$ (0.96)	$ (0.28)	$ (0.41)
Diluted (in dollars per share)	$ (0.96)	$ (0.28)	$ (0.41)
Weighted average number of shares outstanding for use in computing per share amounts:
Basic (in shares)	63,910	55,865	37,933
Diluted (in shares)	63,910	55,865	37,933

Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Velti Shareholders' Equity	Share Capital	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests
Balance at Dec. 31, 2009	$ 46,936	$ 46,850	$ 3,339	$ 42,885	$ (3,689)	$ 4,315	$ 86
Balance (in shares) at Dec. 31, 2009			37,530,261
Increase (Decrease) in Stockholders' Equity
Net loss	(15,750)	(15,669)	0	0	(15,669)	0	(81)
Change in cumulative translation adjustment	(2,700)	(2,676)	0	0	0	(2,676)	(24)
Shares issued upon vesting of deferred share awards and option exercises	58	58	44	14	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			641,279
Issuance of shares related to acquisitions	1,453	1,258	14	1,244	0	0	195
Issuance of shares related to acquisitions (in shares)			170,220
Share-based compensation	6,272	6,272	0	6,272	0	0	0
Balance at Dec. 31, 2010	36,269	36,093	3,397	50,415	(19,358)	1,639	176
Balance (in shares) at Dec. 31, 2010			38,341,760
Increase (Decrease) in Stockholders' Equity
Net loss	(15,238)	(15,368)	0	0	(15,368)	0	130
Change in cumulative translation adjustment	(20,907)	(20,685)	0	0	0	(20,685)	(222)
Shares issued upon vesting of deferred share awards and option exercises	500	500	118	382	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			1,474,950
Issuance of share capital in public offerings and private offering of securities to institutional investors, net of issuance costs	270,873	270,873	1,633	269,240	0	0	0
Issuance of share capital in public offerings and private offering of securities to institutional investors, net of issuance costs (in shares)			21,974,275
Share withholding in lieu of employee tax withholding	(1,633)	(1,633)	0	(1,633)	0	0	0
Share-based compensation	27,627	27,627	0	27,627	0	0	0
Balance at Dec. 31, 2011	297,491	297,407	5,148	346,031	(34,726)	(19,046)	84
Balance (in shares) at Dec. 31, 2011	61,790,985		61,790,985
Increase (Decrease) in Stockholders' Equity
Net loss	(61,174)	(61,227)	0	0	(61,227)	0	53
Change in cumulative translation adjustment	2,791	2,804	0	0	0	2,804	(13)
Shares issued upon vesting of deferred share awards and option exercises	1,440	1,440	143	1,297	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			1,692,072
Issuance of shares related to acquisitions	24,561	24,561	171	24,390	0	0	0
Issuance of shares related to acquisitions (in shares)			2,142,939
Share withholding in lieu of employee tax withholding	(47)	(47)	0	(47)	0	0	0
StockWithholdingInLieuOfEmployeeTaxWithholding			(3,855)
Share-based compensation	27,456	27,456	0	27,456	0	0
Balance at Dec. 31, 2012	$ 292,518	$ 292,394	$ 5,462	$ 399,127	$ (95,953)	$ (16,242)	$ 124
Balance (in shares) at Dec. 31, 2012	65,622,141		65,622,141

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (61,174)	$ (15,238)	$ (15,750)
Non-cash items included in net loss:
Depreciation and amortization	33,946	20,900	12,131
Non-cash loss from disposal of assets	9,912	0	0
Change in fair value of contingent consideration	9,179	2,155	4,481
Non-cash interest expense	985	2,621	1,576
Share-based compensation	27,456	27,627	6,272
Deferred income taxes and other tax liabilities	(5,224)	1,691	21
Impairment of intangible assets	16,902	1,500	0
Foreign currency transactions and other	1,761	(5,878)	6,290
Provision for doubtful accounts	7,420	642	10
Gain on previously held shares of CASEE	(6,028)	0	0
Change in operating assets and liabilities:
Trade and accrued contract receivables	(90,786)	(76,787)	(40,660)
Prepayments and other assets	19,188	(23,575)	(13,544)
Accounts payable and other accrued liabilities	39,017	(7,720)	27,215
Deferred revenue and government grant income	8,094	4,741	2,088
Net cash generated by (used in) operating activities	10,648	(67,321)	(9,870)
Cash flow from investing activities:
Purchases of property and equipment	(10,828)	(2,582)	(1,063)
Investments in software development and purchased software	(49,559)	(34,774)	(20,641)
Cash paid for acquisitions and equity method investments, net of cash acquired	(9,507)	(43,489)	(2,030)
Net cash used in investing activities	(69,894)	(80,845)	(23,734)
Cash flow from financing activities:
Net proceeds from issuance of ordinary shares	1,393	273,824	58
Proceeds from borrowings and debt financing	27,575	917	46,166
Repayment of borrowings	(11,447)	(65,704)	(14,038)
Net cash generated from financing activities	17,521	209,037	32,186
Effect of changes in foreign exchange rates	2,531	(2,460)	(883)
Net increase (decrease) in cash and cash equivalents	(39,194)	58,411	(2,301)
Cash and cash equivalents at beginning of period	75,765	17,354	19,655
Cash and cash equivalents at end of period	36,571	75,765	17,354
Supplemental cash flow information:
Interest paid	1,086	7,817	3,819
Income taxes paid	2,182	858	554
Non-cash investing and financing activities:
Shares issued in connection with acquisitions	24,561	0	1,454
Shares issued upon tender of non-controlling interest in Velti North America, Inc.	$ 0	$ 0	$ 124

Description of Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business
Velti plc, (Velti or Company), is a leading global provider of mobile marketing and advertising technology and solutions that help marketers reach new customers, drive consideration with interactive mobile marketing strategies, accelerate consumer actions using meaningful data, and nurture relationships through data-driven marketing programs. We enable brands to communicate more meaningfully, deliver greater customer value and inspire the behaviors and outcomes that matter for their business.

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
We have prepared our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). Certain prior year balances have been reclassified to conform to the current year presentation. Such reclassifications did not affect total revenues, operating income or net income.
Principles of Consolidation
The accompanying consolidated financial statements include the results of Velti plc and all subsidiaries that we control. The statements also include the accounts of an entity in which we have a controlling interest that is not based on voting rights or control. Intercompany accounts and transactions have been eliminated.
We evaluate our ownership, contractual rights and other interests in entities to determine if they are variable interest entities (VIEs), if we have a variable interest in those entities and the nature and extent of those interests. These evaluations are highly complex and involve judgment and the use of estimates and assumptions based on available historical information and management’s judgment, among other factors. Based on our evaluations, if we determine we are the primary beneficiary of such VIEs we consolidate such entities into our financial statements.
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
During the year ended December 31, 2012, we generated $10.6 million in cash from operating activities and $17.5 million in cash from financing activities, and we used $69.9 million of cash for investing activities. As of the date of this filing on the Annual Report on Form 20-F, we have substantially utilized the $50.0 million revolving credit facility we obtained from HSBC in August 2012.
In connection with the acquisition of MIG in November 2011, we will be required to make cash payments of approximately $16.5 million to the former shareholders and key employees of MIG in April 2013. Based on our existing cash balances, this acquisition payment obligation creates substantial doubt about our ability to continue as a going concern.
The HSBC credit facility contains various loan covenants.  We violated one of these covenants in the fourth quarter of 2012 and received a subsequent waiver from HSBC. If our existing HSBC covenants were not amended we would not be in the  position to satisfy current 2013 covenants, as a result of our reduction in revenue and EBITDA guidance, which also creates substantial doubt about our ability to continue as a going concern. We do not anticipate violating the HSBC loan covenants in 2013, as HSBC has agreed to amend our 2013 covenants to levels that we believe we can satisfy; however, should we violate the covenants again, this could lead HSBC to accelerate our obligations under the credit facility upon such violation. There can be no assurances that a future covenant violation would not lead HSBC accelerate our obligation under our credit facility.
While we anticipate generating positive operating cash flow for the year, this positive cash flow is not expected until the third quarter of 2013.  As a result, we believe we will need additional financing in the next three months to provide sufficient operational liquidity and fund the required payments. This additional financing may be facilitated through the issuance of equity or debt.
There can be no assurance that our efforts to find such financings will be successful or on terms favorable to us.  Our ability to continue as a going concern is dependent upon our ability to agree on amended 2013 covenants with HSBC, and obtain the necessary financing to meet our obligations arising from acquisitions, and from normal business operations when they come due and to generate profitable operations in the future.
Use of Estimates and Judgment
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Management is also required to make certain judgments that affect the reported amounts of revenues and expenses during the period. We periodically evaluate our estimates, including revenue recognition, recognition of government grant income, income taxes, the allowance for doubtful accounts, intangible assets, goodwill and long-lived assets, contingent payments related to our recent acquisitions and the assumptions used to determine share-based compensation expense. We base our estimates on historical experience and various other assumptions that are believed to be reasonable on the specific circumstances. Actual results could differ materially from those estimates.
Foreign Currency Translation
The functional currency of our major subsidiaries is generally the local currency. Adjustments resulting from translating functional currency financial statements into U.S. dollars are recorded as part of a separate component of shareholders’ equity. Foreign currency transaction gains and losses as well as the gain or loss resulting from remeasuring assets and liabilities denominated in a currency other than the function currency into the functional currency are included in net income or less for the period.
All assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average exchange rate during the period. Equity transactions are translated using historical exchange rates.
Cash and Cash Equivalents
Cash and cash equivalents include time deposits and readily marketable securities with original maturities of 90 days or less.
Property and Equipment
Property and equipment consists mainly of furniture and equipment, computers and telecommunications hardware, and are recorded at historical cost less depreciation and impairment losses. Property and equipment is depreciated on a straight-line basis over the expected useful life of the asset, generally over four to ten years.
Gains and losses on disposal of property and equipment are determined by comparing proceeds with the carrying value of the respective asset, and are included in income from operations. All maintenance and repairs are expensed as incurred.
Accounts Receivable, Accrued Contract Receivables and Allowance for Doubtful Accounts
Accounts receivable consists primarily of amounts due to us from our normal business activities. Credit terms can vary between customers and between regions, but are generally 30 to 90 days. Our receivables are unsecured and not interest bearing. Fees that have not been invoiced as of the reporting date but for which all revenue recognition criteria are met are reported as accrued contract receivables. We maintain allowances for doubtful accounts to reflect the expected non-collection of accounts receivable and accrued contract receivables based on past collection history and specific risks identified in the portfolio. Additional allowances might be required if deteriorating economic conditions or other factors affect our customers' ability to make timely payments. We write off accounts receivable when we consider them uncollectible. As of December 31, 2012 and 2011, the allowance for doubtful accounts for trade receivables was $7.0 million and $0.8 million, respectively. The allowance for doubtful accounts for accrued contract receivables was $1.0 million and zero as of December 31, 2012 and 2011, respectively.
Intangible Assets
Intangible assets that we acquire or develop are carried at historical cost less accumulated amortization and impairment loss, if any.
Acquired Intangible Assets. Intangible assets acquired through business combinations are reported at fair value. Amortization is expensed on a straight-line basis over the estimated economic lives of the assets acquired, as determined on the acquisition date.
Currently, our acquired intangible assets consist of customer relationships, developed technology, trademark and trade names and non-compete agreements. Customer relationships are estimated to provide benefits over four to seven years, developed technology acquired is estimated to provide benefits over three to five years, and trademark and trade name is estimated to provide benefits over nine to eighteen months and non-compete agreements are estimated to provide benefits over nine months.
Internal Software Development Costs. Internal software development costs consist primarily of internal salaries and consulting fees for developing software platforms for sale to or use by customers in mobile marketing and advertising campaigns. We capitalize such costs as they are integral parts of products or processes to be sold or leased. We capitalize costs related to software developed for new products and significant enhancements of existing products once technological feasibility has been reached and all research and development for the components of the product have been completed. Such costs are amortized on a straight-line basis over the estimated useful life of the related product, not to exceed three years, commencing with the date the product becomes available for general release to our customers.
Computer Software. Computer software costs generally represent costs incurred to purchase software programs and packages that are used to develop and ultimately deliver our platforms sold to customers. Generally, costs associated with maintaining computer software programs are expensed as incurred. We capitalize the cost of software licenses that are complementary to or enhance the functionality of our existing technology platform and amortize such costs on a straight line basis over the shorter of the contract term or the useful life of the license, but not to exceed three years.
Licenses and Intellectual Property. We acquire know-how, intellectual property, and technical expertise generally through licensing arrangements with development partners. We capitalize the cost of the know-how and intellectual property licenses when the in-license expertise compliments and/or enhances our existing technology platform. Software licenses are amortized on a straight line basis over the shorter of the contract term of the license agreement or the useful life of the license, but not to exceed three years.
Impairment of Long-Lived Assets and Amortizable Intangible Assets
We evaluate long-lived assets such as property and equipment, and identifiable intangible assets that are subject to amortization for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An impairment loss is recognized when estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount. When undiscounted future cash flows are not expected to be sufficient to recover an asset's carrying amount, the asset is written down to its fair value. Where available, quoted market prices are used to determine fair value. When quoted market prices are not available, various valuation techniques, including the discounted value of estimated future cash flows, are utilized.
Goodwill
Goodwill is generated when the consideration paid for an acquisition exceeds the fair value of net assets acquired. Goodwill is recognized as an asset and reviewed for impairment at least annually, or whenever events or circumstances indicate that the carrying amount of goodwill may not be recoverable. We have selected December 31 as the date to perform the annual impairment testing of goodwill.
We adopted ASU No. 2011-08 in 2012, which amends existing guidance by giving an entity the option to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, prior to performing the second step of the goodwill impairment assessment.
We completed our annual impairment test for fiscal 2012 and determined that there was no impairment. Based on fourth-quarter 2012 testing, our estimated fair value totals approximately $324.8 million including a conservative control premium of approximately 10% percent, when compared to our market value of approximately $295.3 million at December 31, 2012. The control premium is defined as the value that may arise from an acquiring company's ability to take advantage of synergies and other benefits that flow from control over another entity. An acquiring entity is often willing to pay more for equity securities that give it a controlling interest than an investor would pay for equity securities representing less than a controlling interest. Our fair value at December 31, 2012 was in excess of our book equity of approximately $292.4 million.
Our shares price remains extremely volatile and such activity is not unusual. If our market capitalization falls below our book value and remains at or below that price for a period of time indicating permanent impairment, then we will treat this data as an impairment indicator and will perform the required analysis to determine the amount of the impairment under ASC 350-20.
Revenue Recognition
We derive our revenue from three sources:

▪
software as a service (SaaS) revenue, which consists of subscription fees from customers who utilize our mobile marketing and advertising platforms, generally referred to as “usage‑based” services, and fees from customers who utilize our software solutions to manage and measure the progress of their transaction‑based mobile marketing and advertising campaigns, which we refer to as “performance‑based” services;

▪
license and software revenue, which consists of revenue from customers who license our mobile marketing and advertising platform and fees for customized software solutions delivered to and installed on the customers' server; and

▪
managed services revenue, which consists of fees charged to customers for professional services related to the implementation, execution, and monitoring of customized mobile marketing and advertising solutions as well as other client driven projects.

We account for revenue for these services and licenses in accordance with Accounting Standards Codification (ASC) Topic 605 - Revenue Recognition and ASC Topic 985-605 - Certain Revenue Arrangements that Include Software Elements. We recognize revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) the service has been rendered or delivery has occurred; (iii) the fee to be paid by the customer is fixed or determinable; and (iv) collectibility of the fee is reasonably assured.
SaaS revenue is generated from our “usage‑based” services, including subscription fees for use of individual software modules and our automated mobile marketing campaign creation templates, and fees charged for access to our technology platform. These fees are recognized ratably over the contract term beginning on the commencement date of each contract as services are rendered.
SaaS revenue generated from our “performance‑based” services is generally based on specified metrics, typically relating to the number of transactions performed during the campaign multiplied by the cost per transaction in accordance with the terms of the related contracts. Transactions can include SMS messages sent by participants in customer campaigns or advertisement impressions placed on mobile applications, among other types of performance-based transactions. Certain of our performance‑based contracts include performance incentive provisions that link a portion of revenue that we may earn under the contract to the performance of the customer's campaign relative to quantitative or other milestones, such as the growth in the consumer base, reduced consumer churn, or the effectiveness of the end-user response. We consider the performance‑based fees to be contingent fees. We recognize this revenue monthly based on actual performance, which is when the fees are earned and the amount of the fee can be reliably measured. Our performance‑based arrangements are typically invoiced monthly, which can occur in a period subsequent to revenue being recognized.
License and software revenue consists of license fees charged for our mobile marketing and advertising technology. We provide licenses on a perpetual or term basis. These types of arrangements do not, typically, include any ongoing support arrangements or rights to upgrades or enhancements and therefore revenue related to perpetual licensing arrangements is recognized upon the delivery of the license. Revenue from term based licenses is recognized over the related term of an arrangement. Fees charged to customize our software solution are, generally, recognized using the completed contract or percentage-of-completion method according to ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts, based on the ratio of costs incurred to the estimated total costs at completion.
Managed services revenue, when sold with software and support offerings, are accounted for separately when these services (i) have value to the customer on a standalone basis, (ii) are not essential to the functionality of the software and (iii) there is objective and reliable evidence of the selling price of each deliverable. When accounted for separately, revenue is recognized as the services are provided for time and material contracts, and ratably over the term of the contract when accepted by the customer for fixed price contracts. For revenue arrangements with multiple deliverables, such as an arrangement that includes license, support and professional services, we allocate the total amount the customer will pay to the separate units of accounting based on their relative selling prices, as determined by the price of the undelivered items when sold separately.
The timing of revenue recognition in each case depends upon a number of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations, and the existence of evidence to support recognition of revenue as of the reporting date. For contracts with extended payment terms for which we have not established a successful pattern of collection history, we recognize revenue when all other criteria are met and when the fees under the contract become due. Fees that have been invoiced are recorded in trade receivables and in revenue when all revenue recognition criteria have been met. When fees have been invoiced but not all revenue recognition criteria have been met, the invoice is recorded in trade receivables and in deferred revenue. When all revenue recognition criteria are met, but fees have not been invoiced as of the reporting date, such fees are reported in accrued contract receivables and in revenue.
Certain arrangements entered into by us are revenue sharing arrangements. As a result, we complete an analysis of the facts and circumstances to determine whether revenue earned from these arrangements should be recorded gross with the company performing as a principle, or recorded net of third party costs with the company performing as an agent, as required by ASC 605-45 Principal Agent Consideration. When we are a principal in a transaction, we include all amounts paid on behalf of our customers in both revenue and costs.
We present revenue net of value‑added tax, sales tax, excise tax and other similar assessments. Our revenue arrangements do not contain general rights of return.
Government Grant Income Recognition
From time to time, we receive grants from the European Union for the development and roll-out of mobile and broadband services and m-commerce related services. We recognize grant income as an offset to costs and expenses in our consolidated statements of comprehensive loss in the period when the costs to be reimbursed by the grant are recognized as expense. When those costs are incurred, receivables from government grants are recognized, if there is reasonable assurance that the grant will be received and we are able to comply with all of the conditions imposed on the grant. We generally believe we have reasonable assurance that the grant will be received upon receiving notification of grant eligibility. Each grant provides income in the form of reimbursement of capital expenditures or of the costs incurred in the development of technology funded by the grant. Grants that reimburse costs related to depreciable assets, including capitalized software development costs, are recognized as income in the periods in which amortization and depreciation on these assets is charged.
For the years 2012, 2011 and 2010 we recognized $3.7 million, $3.2 million and $3.4 million respectively, as an offset to depreciation and amortization. In addition, in 2010 we recognized $0.3 million as an offset to operating expenses.
Third Party, Datacenter, and Direct Project Costs
We incur certain operating costs that directly relate to revenue. These costs are classified into two categories: third-party, and datacenter and direct project.
Third Party Costs. Third party costs are paid to third parties to secure advertising space or content to obtain media inventory for the placement of advertising and media messaging services and for creative development and other services in connection with the creation and execution of marketing and advertising campaigns. Third party costs also include the costs of certain content, media, or advertising that we acquire for a campaign, and costs associated with incentives and promotional costs provided to consumers in order to participate in the campaigns as well as certain computer hardware or software that we might acquire for a customer. Third party costs relate primarily to SaaS revenue.
Datacenter and Direct Project Costs. Datacenter and direct project costs consist primarily of personnel and outsourcing costs for operating third party datacenters, that host our Velti mGage platform on behalf of our customers. Additional expenses include costs directly attributable to a specific campaign as well as allocated facility rents, power, bandwidth capacity, IT maintenance and support. In addition, direct project costs include personnel costs to customize our software solutions for specific customer contracts. These costs may relate to SaaS revenue and/or license and software revenue. To date, the vast majority of datacenter and direct project costs are related to SaaS revenue and the amount attributable to license and software revenue was immaterial.
Depreciation and Amortization
Depreciation and amortization expenses consist primarily of depreciation on computer hardware and leasehold improvements, amortization of purchased intangibles and capitalized software development costs, offset by allocation of government grant income.
Much of our depreciation and amortization expense relates to the amortization of software developed for sale or for use in delivering mobile marketing and advertising campaigns for our customers, largely our mGage technology platform. We generate our revenue by providing services and products using this technology. However, we do not segregate or track the development costs by revenue type and are therefore unable to allocate these costs by revenue type.
Research and Development Expenses
We incur research and development expenses in the process of creating detailed program designs to be used for the development of our software platform, for other research activities, and for routine maintenance of our developed software. We expense research and development costs as incurred.
Advertising Costs
All advertising costs are expensed as incurred. We market our products primarily through a direct sales force and advertising expenditures are not material.
Income Taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are determined based on temporary differences between book and tax bases of assets and liabilities and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against deferred tax assets if it is more likely than not that all or a portion of the deferred tax assets will not be realized.
Tax positions for us and our subsidiaries are subject to income tax audits by multiple tax jurisdictions throughout the world. The impact of an uncertain income tax position on the income tax return must be recognized as the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Concentration of Credit Risk
No customer accounted for more than 10% of our revenues in 2012 or 2011. One customer accounted for 14% of our revenues during 2010. We had no customers that accounted for more than 10% our total receivables as of December 31, 2012 or as of December 31, 2011.
Operating Leases
Leases where a significant portion of the risks and rewards of ownership are retained by the lessor, are classified as operating leases. Payments made under operating leases are charged to the statement of comprehensive loss on a straight-line basis over the term of the lease. In the event that we receive lease incentives in connection with such operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis over the term of the lease.
Fair Value Measurements
We report our financial and non-financial assets and liabilities that are re-measured and reported at fair value at each reporting period. We established a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1.	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2.	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3.	Unobservable inputs that are supported by little or no market activity.
Our financial assets and liabilities consist principally of cash and cash equivalents, accounts payable, accrued liabilities, current and non-current notes payable. Cash and cash equivalents include time deposits and readily marketable securities with original maturities of 90 days or less. Cash and cash equivalents are stated at cost, which approximates fair value. As of December 31, 2012 and 2011, we did not have readily marketable securities that are classified as cash equivalents.
Accounts payable and accrued liabilities are carried at cost that approximates fair value due to their expected short maturities. Our long-term debt bears interest at rates which approximate the interest rates at which we believe we could refinance the debt. Accordingly, the carrying amount of long-term debt as of December 31, 2012 and 2011 approximates its fair value. As of December 31, 2012, we did not have any financial assets or liabilities for which Level 1 or Level 2 inputs were required to be disclosed. See Note 6 for our disclosure of Level 3 inputs used to revalue our contingent payments related to certain of our acquisitions.
Share-Based Payments
We measure and recognize share-based compensation expense related to share-based transactions, including employee and director equity awards, in the financial statements based on fair value. We use the Black-Scholes valuation model to calculate the grant date fair value of share options, using various assumptions. Grant date fair value for deferred share awards is determined by the grant date fair value. We recognize compensation expense over the service period of the award using the graded vesting attribution method, which allocates expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.
We account for equity instruments issued to non-employees as expense at their fair value over the related service period and periodically revalue the equity instruments as they vest, using a fair value approach. The value of equity instruments issued for consideration other than employee services is determined on the earlier of (i) the date on which there first exists a firm commitment for performance by the provider of goods or services, or (ii) on the date performance is complete, using the Black-Scholes valuation model.
Net Income (Loss) per Share Attributable to Velti
Basic net income (loss) per share attributable to Velti is computed by dividing net income (loss) attributable to Velti by the weighted-average number of common shares outstanding for the fiscal period. Diluted net income per share attributable to Velti is computed giving effect to all potential weighted average dilutive common stock, including options and other equity awards. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method. For the years ended December 31, 2012, 2011 and 2010, all of the share awards outstanding are anti-dilutive. Had we incurred net profit in any of the prior three years, the shares used to calculate the dilutive effect on such net income would be 65,475,000, 58,071,000 and 40,382,000 for the fiscal years 2012, 2011 and 2010, respectively.
Comprehensive Income (loss)
Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss). The only component of our other comprehensive income (loss) is the effect of foreign currency translation.
Recently Adopted Accounting Pronouncements
In May 2011, an accounting standards update that provided guidance on achieving a consistent definition of, and common requirements for, measurement and disclosure of fair values was issued. The guidance expanded disclosures relating to fair value measurements that are estimated using significant unobservable (Level 3) inputs. The guidance also required categorization by level of the fair value hierarchy for items that are not measured at fair value but for which fair value is required to be disclosed. We adopted this guidance in fiscal 2012. The adoption of this guidance did not have a material impact on our Consolidated Financial Statements.
In June 2011, an accounting standards update related to the presentation of other comprehensive income was issued. The amended guidance requires that the components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income as determined under current accounting guidance.
In September 2011, an accounting standards update on testing goodwill for impairment was issued. The guidance simplified how companies test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the second step of the two-step goodwill impairment test. The adoption of this guidance did not have a material impact on our consolidated financial statements.
Recently Issued Accounting Pronouncements not yet Adopted
In December 2011, an accounting standard update was issued requiring an entity to disclose information about offsetting and related arrangements for recognized financial and derivative instruments to enable a better understanding of the effect of those arrangements on its financial position. The amended guidance will be effective for us on a retrospective basis commencing in the first quarter of 2014. We are currently evaluating the impact of this new guidance on our consolidated financial statements and do not expect it to have a material impact on our consolidated financial statements.
In July 2012, an accounting standards update on testing indefinitely lived intangible assets for impairment was issued. The guidance simplified how companies test indefinitely lived intangible assets for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the asset(s) is less than its carrying amount as a basis for determining whether it is necessary to perform the second step of the impairment test. The amended guidance will be adopted in 2013 and we do not expect the adoption of the guidance to have a material effect on our consolidated financial statements.
In January 2013, amended guidance was issued requiring an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component, either on the face of the statement where net income is presented or in the notes. The amended guidance will be effective for us on a retrospective basis commencing in the first quarter of 2013. We do not expect the adoption of the amended guidance to have a material effect on our consolidated financial statements.

Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
On December 17, 2012, we sold certain non-strategic and legacy assets and liabilities, focused on geographies and certain customers in Southeast and Eastern Europe, to Starcapital, a company incorporated in Cyprus and owned by certain former non-executive management of Velti (Starcapital). These divested assets are characterized by long revenue collection cycles, are located in troubled economies and have heavy capital expenditure requirements. Following completion of the sale of assets to Starcapital, we will continue to consolidate Starcapital because it is considered a VIE and we are considered the primary beneficiary (see footnote 8). Notwithstanding this characterization, Starcapital engages in a business activity separate from our business, and its operating and financial results are reviewed by Starcapital's chief executive officer and not by us. As a result, Starcapital is considered an operating segment, separate from our operating segment.
Our business is conducted in a single operating segment. Our chief operating decision maker (CODM), who is also our chief executive officer, reviews a single set of operating results and financial information of the entire organization, exclusive of Starcapital, in order to make decisions about allocating resources and assessing performance. Our CODM manages our business based primarily on broad functional categories of sales, marketing, software and technology platform development and strategy.
Starcapital's and our operating segments have similar economic characteristics and exhibit similar long-term financial performance. We are continuing to offer some products and services that are substantially identical product and services offered by Starcapital, a portion of our customer base overlaps with the Starcapital customer base, each company delivers its products and services to its customers in a similar manner, and each company is subject to a similar regulatory environment. As a result, our and Starcapital's operating segments have been aggregated into one reportable segment.
We conduct our business in three geographical areas: Europe, Americas, and Asia/Africa. The following table provides revenue by geographic area. Revenue from customers for whom we provide services in multiple locations is reported in the location of the respective customer's domicile; revenue from customers for whom we provide services in a single or very few related locations is reported in the location of the respective customer's place of operations.

Revenue	Year Ended December 31,
	2012		2011		2010
	(in thousands, except percentages)
Europe:
United Kingdom	$74,731	27.6%	$37,758	20.0%	$34,105	29.3%
All other European countries	97,799	36.2%	86,318	45.6%	55,299	47.6%
Total Europe	172,530	63.8%	124,076	65.6%	89,404	76.9%
Americas	63,597	23.5%	41,114	21.7%	9,150	7.9%
Asia/Africa	34,217	12.7%	24,012	12.7%	17,715	15.2%
Total revenue	$270,344	100.0%	$189,202	100.0%	$116,269	100.0%

The vast majority of our long-lived assets are located in Europe, primarily U.K. and Greece. Long-lived assets consist of property and equipment, net of related accumulated depreciation.

Balance Sheet Items	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Items
Balance Sheet Items
Details of our significant balance sheet line items consisted of the following:

Property and equipment	December 31,
	2012	2011
	(in thousands)
Buildings and fixtures	$8,806	$1,903
Computer and telecommunication hardware	9,457	6,853
Office equipment	2,554	2,544
Total cost	20,817	11,300
Less: accumulated depreciation	(7,744)	(5,378)
Total property and equipment, net	$13,073	$5,922

Depreciation expense during 2012, 2011 and 2010 was $3.3 million, $1.4 million and $1.3 million, respectively.

Other receivables and current assets	December 31,
	2012	2011
	(in thousands)
Government grant receivables	—	5,258
Other receivables	12,353	21,380
Total other current receivables	$12,353	$26,638

Accrued liabilities	December 31,
	2012	2011
	(in thousands)
Professional fees	$5,764	$703
Employee related accruals	23,963	5,232
Accrued third-party costs	58,264	35,135
Other	9,383	8,551
Total accrued liabilities	$97,374	$49,621

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
CASEE
On January 16, 2012, we completed the acquisition of the remaining equity interests in Ydon Holdings, Ltd. (CASEE), a mobile marketing and advertising exchange with operations based in Beijing, by acquiring all of the outstanding shares of CASEE which we did not previously own. We acquired this interest for an initial cash payment of $8.4 million and up to $20.3 million in contingent consideration. The transaction was accounted for using the purchase method of accounting. Transaction costs amounted to $0.9 million and were expensed as incurred.
Prior to the completion of the acquisition, we owned 33% of the outstanding shares and accounted for our investment in CASEE using the equity method. Upon completion of the acquisition, CASEE became our wholly-owned subsidiary. Immediately prior to the acquisition, we re-measured our interest in CASEE and recorded a gain of $6.0 million, which is included in other income (expense) in the consolidated statement of comprehensive loss. This fair value measurement was based on the per share consideration paid in the transaction, including the fair value of the contingent consideration, applied to the number of shares held by us immediately prior to closing.
The contingent consideration to be paid is based on CASEE's achievement of revenue and gross profit performance during the twelve months ended March 31, 2012 and 2013, with a maximum of $20.3 million. It is payable in two tranches, as soon as reasonably practical after the closing of the financial books for those periods, and may be paid in cash or up to 50% in our ordinary shares, at our discretion. We recorded the acquisition-date estimated fair value of the contingent payment of $6.4 million as a component of the consideration paid in exchange for the equity interests of CASEE. The acquisition-date fair value is measured at each quarter end based on the probability-adjusted present value of the consideration expected to be transferred. As of December 31, 2012 we have not paid any amount for contingent consideration as we are continuing to review whether all criteria required by the purchase agreement have been met. See disclosure of Level 3 fair value measurements in Note 6 for changes during the period.
Since the acquisition date through December 31, 2012, CASEE has generated revenue of $5.3 million and a net loss of $2.7 million, including acquisition related charges.
We acquired CASEE to support the expansion of our business in China. The acquisition is expected to significantly enhance our presence in China and increase the overall value of our platform to current and future customers. These factors contributed to establishing the purchase price, which resulted in the recognition of goodwill. The allocation of the total consideration of $22.8 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$1,456
Accounts receivable and other current assets	1,213
Property and equipment	97
Trade and other liabilities	(2,170)
Net assets acquired	596
Intangible assets acquired - customer relationships	390
Intangible assets acquired - trademark & trade name	2,490
Intangible assets acquired - developed technology	3,020
Goodwill	17,741
Deferred tax liability	(1,468)
Value of assets, net of deferred tax liabilities	$22,769
Purchase price:
Cash	$8,400
Contingent consideration (fair value)	6,360
Fair value of previously held interest	8,009
Total consideration	$22,769

The weighted average amortization period for total amortizable intangible assets acquired in connection with our acquisition of CASEE is 5.3 years. None of the goodwill is expected to be deductible for income tax purposes.
Mobile Interactive Group, Ltd.
On November 14, 2011, we completed the acquisition of Mobile Interactive Group Limited (MIG), the U.K.'s largest mobile marketing company, by acquiring all of the outstanding shares of MIG such that MIG became our wholly-owned subsidiary following the acquisition. In connection with the acquisition, we paid $25.2 million of cash and $5.1 million in initial consideration in our ordinary shares at closing. We owe $5.0 million in deferred consideration by April 2013, of which $2.5 million has been paid in December 2012. In addition, we will also pay a management bonus of $2.0 million in cash in April 2013. The transaction was accounted for using the purchase method of accounting. Transaction costs amounted to $0.9 million and were expensed as incurred.
Upon completion of the acquisition, we agreed to pay a contingent consideration based upon MIG achieving certain EBITDA targets during the period, up to a maximum of $26.0 million, with a portion payable in cash and a portion payable in Velti ordinary shares. We recorded the acquisition-date estimated fair value of the contingent consideration of $15.3 million as a component of the consideration paid in exchange for the equity interests of MIG. During the second quarter, we recorded $0.8 million in additional contingent consideration related to a working capital adjustment. The acquisition-date fair value is measured at each quarter end based on the probability-adjusted present value of the consideration expected to be transferred. In August 2012, we reached agreement with MIG to set the amount of the contingent payment at $26.0 million, payable $14.5 million in cash and $11.5 million in Velti ordinary shares in April 2013. The amount payable was determined based upon MIG's expected achievement of the contingent payment. Accordingly, we recorded a charge of $5.3 million during the third quarter of 2012. See disclosure of Level 3 fair value measurements in Note 6 for changes during the period.
We acquired MIG to, among other things, expand our business in the U.K., expand our product offering to include mobile commerce and mobile billing services in the 44 countries MIG services, and gain access to the more than 300 enterprise customers that use MIG's technology platform.
The allocation of the total consideration of $51.2 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$9,307
Accounts receivable and other current assets	40,076
Property and equipment	859
Trade and other liabilities	(48,389)
Net assets acquired	1,853
Intangible assets acquired - customer relationships	17,110
Intangible assets acquired - trademark & trade name	580
Intangible assets acquired - non-compete agreement	3,131
Intangible assets acquired - developed technology	$11,140
Goodwill	25,727
Deferred tax liability	$(8,310)
Value of assets, net of deferred tax liabilities	51,231
Purchase price:
Cash	$25,170
Deferred consideration	10,000
Contingent consideration	16,061
Total consideration	$51,231

The weighted average amortization period for total amortizable intangible assets acquired in connection with our acquisition of MIG is 4.9 years. None of the goodwill is expected to be deductible for income tax purposes.
Air2Web, Inc. Acquisition
On October 4, 2011, we completed the acquisition of Air2Web, Inc. (Air2Web), a provider of mobile customer relationship management (mCRM) solutions in the United States and India for many of the world's most trusted consumer brands. In connection with the acquisition, we paid $18.9 million in cash for all the outstanding common stock of Air2Web. At the closing of the acquisition, Air2Web paid off its outstanding long term debt, totaling approximately $1.2 million, with cash provided by us.
We acquired Air2Web to, among other things, expand our business in U.S. and India and provide improved access to carriers and verticals such as the financial services industry. Transaction costs amounted to $1.1 million and were expensed as incurred.
The allocation of the total consideration of $18.9 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$600
Accounts receivable and other current assets	5,947
Property and equipment	1,221
Trade and other liabilities	(5,273)
Net assets acquired	2,495
Intangible assets acquired - customer relationships	1,920
Intangible assets acquired - trademark & trade name	110
Intangible assets acquired - developed technology	4,180
Goodwill	10,193
Value of assets, net of deferred tax liabilities	$18,898
Purchase price:
Cash	$18,898

The weighted average amortization period for total amortizable intangible assets acquired in connection with the acquisition of Air2Web is 5.1 years. None of the goodwill is expected to be deductible for income tax purposes.
Mobclix, Inc. Acquisition
On September 30, 2010, we acquired Mobclix, Inc. (Mobclix) based in Palo Alto, CA. At closing, we paid $1.1 million in cash and issued 150,220 ordinary shares, to former Mobclix stockholders and creditors, with a fair value of $1.5 million. The fair value per share of £6.12 ($9.68) was based on the closing price of our ordinary shares as traded on AIM on the date of acquisition. We paid an additional $8.5 million of deferred consideration and an additional $0.7 million in employee bonuses in March 2011. The transaction was accounted for using the purchase method of accounting. Transaction costs amounted to $0.3 million and were expensed as incurred. After the acquisition, Mobclix became our wholly-owned subsidiary.
The agreement also provided for an amount payable on March 1, 2012 contingent upon the financial performance of Mobclix between January 1 and December 31, 2011. On May 1, 2011 we amended our agreement with Mobclix to change the terms of the contingent payment in order to facilitate our integration efforts. The terms of the amendment fixed the contingent payment at $18.1 million, payable in cash or shares at our discretion, which we paid entirely in shares in April 2012. We estimated the fair value of the amended contingent consideration using a present value factor based on the cost of capital and the timing of the payments, which resulted in recording an additional $6.1 million of acquisition related charges. As this became a fixed liability it is no longer considered a Level 3 fair value measurement as of December 31, 2011.
Other Acquisitions
During 2010, we acquired a privately-held company for $1.0 million in aggregate purchase consideration. We accounted for this transaction using the purchase method. Of the $1.0 million, we allocated $0.3 million to acquired intangible assets with useful life of 5 years and $0.7 million to goodwill. The goodwill balances are not deductible for tax purposes. This transaction was not material.
Unaudited Supplemental Pro Forma Financial Information
Unaudited supplemental pro forma financial information, prepared as though the acquisitions had been completed at the beginning of the immediately preceding fiscal year, is as follows:

	Year Ended December 31,
	2012	2011(1)	2010(2)
	(unaudited) (in thousands)
Revenue	$270,344	$223,430	$158,598
Net income (loss)	(61,174)	(24,644)	(32,484)
Net income (loss) attributable to Velti shareholders	(61,227)	(24,774)	(32,403)
Net income (loss) per share attributable to Velti:
Basic	(0.96)	$(0.44)	$(0.85)
Diluted	$(0.96)	$(0.44)	$(0.85)

(1)	Assumes the acquisition of CASEE on January 1, 2011.

(2)	Assumes the acquisition of Mobclix, MIG and Air2Web on January 1, 2010

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
We consider fair value as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market in which we would transact business in an orderly transaction on the measurement date. We consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.
We use observable inputs whenever possible and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company’s market assumptions. The inputs are then classified into the following hierarchy: (1) Level 1 Inputs—quoted prices in active markets for identical assets and liabilities; (2) Level 2 Inputs—observable market-based inputs other than Level 1 inputs, such as quoted prices for similar assets or liabilities in active markets, quoted prices for similar or identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; (3) Level 3 Inputs—unobservable inputs that are supported by little or no market activity such as certain pricing and discounted cash flow models.
Our financial assets and liabilities consist principally of cash and cash equivalents, accounts payable, accrued liabilities, current and non-current notes payable. Cash and cash equivalents are stated at cost, which approximates fair value. As of December 31, 2012 and 2011, we do not have readily marketable securities that are classified as cash equivalents. Accounts payable and accrued liabilities are carried at cost that approximates fair value due to their expected short maturities. The carrying amount of long-term debt approximates its fair value. As of December 31, 2012, we did not have any financial assets or liabilities for which Level 1 or Level 2 inputs were required to be disclosed.
The fair value of our contingent payments associated with our recent acquisitions is determined based on an internal cash flow model using inputs based on estimates and assumptions developed by us and is remeasured on each reporting date. The rates used to discount net cash flows to their present value were based on our weighted average cost of capital for similar transactions and an assessment of the relative risk inherent in the associated cash flows. The inputs were current as of the measurement date. These inputs tend to be unobservable and, as such, are considered Level 3 in the fair value hierarchy. The contingent payment that may be due in connection with our acquisition of CASEE is our only Level 3 fair value measurement as of December 31, 2012. We agreed to fix the contingent consideration for MIG at $26.0 million, and as such we determined that it no longer requires unobservable inputs. As a result of this change, we have adjusted the impact of the MIG contingent consideration out of the Level 3 table below.
The following table provides a summary of changes in fair value of the contingent payments measured using significant unobservable inputs (Level 3):

Fair Value
(in thousands)
Balance as of January 1, 2010	$41
Additions to contingent payment liability for Mobclix acquisition	5,135
Change in fair value of contingent payment liabilities	4,440
Settlement of contingent payment	(500)
Balance as of December 31, 2010	9,116
Reclassified to deferred consideration (which is not measured at fair value)	(10,290)
Additions to contingent consideration liability for MIG	15,290
Change in fair value of contingent payment liabilities	2,155
Balance as of December 31, 2011	16,271
Change in fair value of contingent consideration liability related to MIG	9,603
MIG deferred consideration no longer measured at fair value	(26,000)
Additions to contingent consideration liability related to CASEE	6,360
Foreign exchange differences	130
Balance as of December 31, 2012	$6,364

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following table provides a summary of changes to goodwill :

Carrying Value
(in thousands)
Balance as of December 31, 2010	$18,451
Acquisition of Air2Web, Inc.	10,193
Acquisition of Mobile Interactive Group, Ltd.	24,956
Foreign exchange differences	(644)
Balance as of December 31, 2011	52,956
Acquisition of the remaining 67% of CASEE	17,741
Adjustment of MIG purchase consideration	777
Adjustment for the sale of assets to Starcapital	(2,028)
Foreign exchange differences	1,052
Balance as of December 31, 2012	$70,498

Information regarding our intangible assets is a follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
December 31, 2012
Internal software development costs	3.0	$37,765	$22,329	$15,436
Computer software	3.0	51,492	17,774	33,718
Licenses and intellectual property	5.0	24,491	19,233	5,258
Trademark, trade name and non-compete	2.5	6,960	2,425	4,535
Customer relationships	6.3	25,360	6,552	18,808
Developed technology	4.6	25,528	9,301	16,227
Intangible assets	4.2	$171,596	$77,614	$93,982
December 31, 2011
Internal software development costs	3.0	$26,445	$16,884	$9,561
Computer software	5.0	38,715	12,961	25,754
Licenses and intellectual property	5.0	29,092	16,806	12,286
Trademark, trade name and non-compete	2.5	4,334	924	3,410
Customer relationships	6.3	24,295	2,517	21,778
Developed technology	4.6	22,088	3,685	18,403
Intangible assets	4.6	$144,969	$53,777	$91,192

Amortization expense during 2012, 2011 and 2010 was $34.2 million, $22.7 million and $14.4 million, respectively.
Impairment
We evaluate long-lived assets that are subject to amortization for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. As a result, in 2012 we recorded a $16.9 million charge for the impairment of capitalized software development. These charges are a result of a write-down of certain software utilized by the business which is no longer being pursued by us, in accordance with our strategic direction. A similar write-down of $1.5 million was recorded in 2011.
The annual estimated amortization expense for the above intangible assets as of December 31, 2012 is as follows:

Amount
(in thousands)(1)
2013	$34,705
2014	26,896
2015	17,063
2016	5,473
2017	3,425
Thereafter	1,084
Total	$88,646

(1)	Amount excludes the indefinitely lived assets of CASEE amounting to $2.5 million and the long lived assets of Starcapital amounting to $2.8 million.

Variable Interest Entity	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Abstract]
Variable Interest Entity
Variable Interest Entity
On December 17, 2012, we sold certain non-strategic and legacy assets and liabilities, focused on geographies and certain customers in Southeast and Eastern Europe, to Starcapital, a Cyprus company owned by local, non-executive management of Velti. As a result of the divestment, approximately 75 of our employees transferred to Starcapital or its subsidiaries. The divested assets are characterized by long revenue collection cycles, are located in troubled economies, and have heavy capital expenditure requirements. We recorded a loss of $10.5 million on the sale of those assets.
The consideration for the sale of assets was a $23.5 million non-interest bearing receivable (the Note), issued by Starcapital or its subsidiaries payable in cash in three annual installments as follows: $3.0 million paid on December 31, 2012; $5.2 million to be paid on December 31, 2013, and $15.3 million to be paid on December 31, 2014. There is also potential upside in the event the financial results of the divested operations exceed 2014 expectations.
As part of the consideration for the divestment, we were also given 1) a call option to receive the shares in Starcapital sufficient to cover the outstanding balance on the deferred purchase price consideration, exercisable only upon a payment default by Starcapital 2) a call option to purchase up to 45% of the shares in Starcapital, exercisable in the event of a change of control of Starcapital prior to the third anniversary of completion of the divestment, and 3) cross pledges and guarantees from the shareholders of Starcapital and its subsidiaries for payment on the purchase price due to us. No value was attributed to the upside contingent consideration, the call options, or the cross pledges and guarantees in determining the total consideration for accounting purposes because the likelihood of realizing the upside consideration was not viewed as likely.
At the time of completion of the divestment, Starcapital was thinly capitalized, with the transaction fully financed by the Note. As a result, we determined that we hold a variable interest in Starcapital.
We further determined that while we have no ability to control the day-to-day operations of Starcapital, nor an obligation to absorb operating losses of Starcapital, we should be treated as the primary beneficiary of the Starcapital and required to consolidate its operations. This is based on a determination that Starcapital is thinly capitalized and has no equity a risk, leaving us as the primary beneficiary due to the presence of the remaining $20.6 million balance on the Note. An infusion of sufficient equity by the owners of Starcapital, or a full repayment of the Note by Starcapital in some future period would result in a determination that the Company is no longer the primary beneficiary of Starcapital.
As of December 31, 2012, the net amount of capital at risk is equal to Velti's receivable from Starcapital, which is currently at $20.6 million.
The assets of Starcapital that have been consolidated in our balance sheet can only be used to settle the obligations of Starcapital, and we have no control over the disposition of these assets. None of these assets are anticipated to become obligations of Velti. We are not obligated and do not intend to provide financial support to Starcapital.
The following are the assets and liabilities of Starcapital that have been consolidated in our balance sheet. A statement of operations is not provided because the results are not significant due to the transaction closing late in 2012.

	As of December 31, 2012
	Consolidated	Starcapital	Velti
ASSETS
Current assets:
Cash and cash equivalents	$36,571	$1,146	$35,425
Trade receivables	150,074	12,399	137,675
Accrued contract receivables	132,957	8,780	124,177
Consideration receivable from Starcapital - current	—	—	4,378
Prepayments	12,733	—	12,733
Other receivables and current assets	12,353	1,327	11,026
Total current assets	344,688	23,652	325,414
Property and equipment, net	13,073	210	12,863
Intangible assets, net	93,982	2,857	91,125
Consideration receivable from Starcapital - non current	—	—	16,187
Goodwill	70,498	—	70,498
Other assets	14,782	1,511	13,271
Total assets	$537,023	$28,230	$529,358
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$37,786	$704	$37,082
Accrued liabilities	97,374	452	96,922
Consideration payable to Velti - current	—	4,378	—
Deferred revenue and current portion of deferred government grant	12,626	727	11,899
Current portion of acquisition related liabilities	33,352	—	33,352
Current portion of long-term debt and short-term financings	851	—	851
Income tax liabilities	9,953	883	9,070
Total current liabilities	191,942	7,144	189,176
Long-term debt	27,342	—	27,342
Deferred government grant - non-current	1,297	—	1,297
Acquisition related liabilities - non-current	2,221	—	2,221
Consideration payable to Velti - non-current	—	16,187	—
Other non-current liabilities	21,703	4,772	16,931
Total liabilities	244,505	28,103	236,967
Total Velti shareholders' equity	292,394	3	292,391
Non-controlling interests and variable interest entities	124	124	—
Total equity	292,518	127	292,391
Total liabilities and shareholders' equity	$537,023	$28,230	$529,358

Short-term financings and long-term debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term financings and long-term debt
Short-term financings and long-term debt
Details of our short-term financings and long-term debt by facility as of December 31, 2012 and 2011 are as follows (in thousands):

Lender	Description / Term	Total Facility	Outstanding as of December 31, 2012	Outstanding as of December 31, 2011	Interest Rate	Security
Short-term financings:
HSBC Bank	Working capital	$1,000	$839	$—	13.25% + 4%	Indian facility supported by a $1.125 million letter of credit issued under the main credit facility that we have with HSBC
ICICI Bank	Working capital	182	closed	182	ICICI I-Base +5.5%	Secured by assets of Air2Web India Pvt Ltd
Other		12	12	—
Long-term debt:
HSBC	Revolving Credit	50,000	27,328	—	LIBOR +2.25% + Unused 0.75%	Substantially all assets of the company
Other		14	14	—
BSTD	Term facility due September 2015	8,611	closed	8,611	3 month Euribor + 4%	Secured by assets of Mobile Interactive Group, Ltd.
ING	Term facility due April 2014	1,151	closed	1,151	Fixed 4.05% to April 2012, then 3 month Euribor + 2.5%	Secured by assets of Mobile Interactive Group, Ltd.
Total debt:			$28,193	$9,944

Future principal repayments under all debt arrangements as of December 31, 2012 are as follows:

Amount
(in thousands)
2013	$851
2014	—
2015	27,342
2016	—
Total	$28,193

Secured Borrowings and Collateralized Receivables
As of December 31, 2012 our accounts receivable were pledged as security against borrowings from HSBC, and none were pledged against borrowing as of December 31, 2011. The weighted average effective interest rate for our outstanding debt was 5.3% and 5.4% as of December 31, 2012 and 2011, respectively.
Revolving Credit Facility
In August 2012, we entered into a $50.0 million multi-currency senior revolving credit facility (the Facility) with HSBC, which expires on August 10, 2015. The face amount may be increased by an additional $50.0 million upon meeting certain requirements and obtaining additional commitments from the existing or new lenders. At the current time, we do not believe that an increase of the credit facility is likely in the near term. Borrowings under the Facility will bear interest at the LIBOR rate plus a spread ranging from 2.25% to 2.75% or an adjusted base rate plus a spread ranging from 1.25% to 1.75%. The spread is dependent upon our leverage ratio, as calculated according to the terms of the loan agreement. We are required to pay 0.50% per annum, on the unused portion of the facility, if utilization of the facility is greater than 50%, and 0.75% per annum if utilization is less than 50%.
The Facility contains a number of customary negative and affirmative covenants, including covenants that limit our ability to place liens on our assets, incur additional debt, make investments, enter into acquisitions, merge or consolidate, dispose of assets, pay dividends or make other restricted payments, all subject to certain exceptions. There are also several financial covenants that we are required to maintain, which includes a minimum fixed charge coverage ratio of 1.50 to 1.00, a maximum total leverage ratio of 2.50 to 1.00, a minimum liquidity ratio of 1.25 to 1.00, a minimum asset coverage ratio of 1.50 to 1.00, and a performance to plan test with respect to Consolidated Revenue and Consolidated Adjusted EBITDA. Our ability to use the Facility may be suspended and repayment of any outstanding balances may be required if we are unable to comply with these requirement in the future, or otherwise unable to obtain waivers or amendments.
The Bank approved the amendment of the Facility allowing us to complete the divestment of assets to Starcapital described in Note 8 above, as well as to allow us to increase the permitted software capital expenditures during 2012. As of December 31, 2012, we did not meet our performance to plan test with respect to Consolidated Adjusted EBITDA. The Bank has waived the event of default under the Facility occurring as a result of our failure to meet this financial covenant.
In connection with the execution of the Facility, we repaid the entire outstanding loan of €5.9 million (approximately $7.2 million) to Black Sea Trade and Development Bank during the third quarter of 2012. The total payment of $7.3 million consisted of the outstanding principal balance, accrued interest and fees. We borrowed $7.3 million from the Facility to repay this loan.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of our income or (loss) before income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Country of domicile	$(44,358)	$(31,348)	$(15,522)
Foreign	(19,651)	19,918	3,543
	$(64,009)	$(11,430)	$(11,979)

The components of the provision (benefit) for income taxes are as follows:

	For the Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current
Country of domicile	$—	$—	$—
Foreign	5,456	2,180	1,230
Reserves	6,033	2,367	1,904
Total current	$11,489	$4,547	$3,134
Deferred
Country of domicile	$—	$—	$—
Foreign	(14,324)	(1,608)	6,112
Reserves	—	869	(5,475)
Total deferred	$(14,324)	$(739)	$637
Total provision (benefit)	$(2,835)	$3,808	$3,771

A reconciliation between the statutory income tax rates of our country of domicile and our effective tax rates as a percentage of income (loss) before income taxes is as follows:

	For the Year Ended December 31,
	2012	%	2011	%	2010	%
	(in thousands, except percentages)
Tax at country of domicile statutory rate	$—	—%	$(1,445)	(12.5)%	$(3,354)	(28.0)%
Foreign earnings at other than country of domicile statutory rates	(2,612)	4.1	(5,985)	(50.6)	(339)	(2.8)
Unrecognized tax Benefits	6,374	(10.0)	2,503	21.7	3,853	32.2
Rate changes	(23)	—	(250)	(2.2)	17	0.1
Permanent items	4,156	(6.5)	5,668	47.8	14	0.1
Deferred tax true-ups	(11,109)	17.3	1,929	16.7	—	—
Valuation allowance	379	(0.6)	1,388	12.0	3,580	29.9
	$(2,835)	4.3%	$3,808	32.9%	$3,771	31.5%

Our statutory tax rate is 0.0% in 2012 as our country of domicile is the Bailiwick of Jersey, which has no corporate income tax. In 2011, our country of domicile was Ireland, which has a 12.5% corporate income tax rate. The foreign tax differential presented in the above rate reconciliation schedule is due to foreign income and losses in jurisdictions where the tax rates are significantly higher than the statutory rate.
The components of the current and long-term deferred tax assets and liabilities, net, consist of the following:

	As of December 31,
	2012	2011
	(in thousands)
Current deferred tax assets:
Accrued expenses (including amounts subject to settlement) and allowances	$4,269	$6,400
Other	—	526
Total current deferred tax assets	4,269	6,926
Non-current deferred tax assets:
Depreciable assets	(401)	(2,083)
Net operating losses	17,874	14,208
Other	3,632	547
Total non-current deferred tax assets	21,105	12,672
Total deferred tax assets	25,374	19,598
Valuation allowance	(14,201)	(13,382)
Non-current deferred tax assets, net	11,173	6,216
Current deferred tax liabilities:
Accrued revenues	(2,628)	(6,186)
Non-current deferred tax liabilities:
Intangible assets	(6,139)	(10,180)
Deferred tax assets (liabilities), net	$2,406	$(10,150)

The increase in valuation allowance was $0.8 million, $6.2 million, and $4.8 million during 2012, 2011 and 2010, respectively.
We had total net operating loss carryforwards of $99.6 million, $95.6 million and $71.8 million as of December 31, 2012, 2011, and 2010 respectively. These net operating loss carryforwards are available to offset taxable income in the future. As of December 31, 2012, we had $64.6 million of U.S.net operating loss carryforwards which will expire in 2020 through 2032. We also had $30.1 million of U.K. net operating loss carryforwards which have no expiration date. The remaining $4.9 million of net operating loss carryforwards in other jurisdictions will begin to expire in 2015.
Utilization of our net operating loss and tax credit carryforwards may be subject to substantial annual limitation due to the ownership change limitations provided under the law of various tax jurisdictions. Such an annual limitation could result in the expiration of the net operating loss and tax credit carryforwards before utilization.
We periodically evaluate the realizability of the deferred tax assets and recognize the tax benefit only as reassessment demonstrates that they are realizable. At such time, if it is determined that it is more likely than not that the deferred tax assets are realizable, the valuation allowance will be adjusted. Our deferred tax assets that were determined to be realizable in the future were $11.2 million and $6.2 million as of December 31, 2012 and 2011, respectively. The valuation allowance was $14.2 million and $13.4 million as of December 31, 2012 and 2011, respectively. A significant portion of the change in valuation allowance relates to tax assets established in accounting for our acquisitions.
As of December 31, 2012, $67.8 million of undistributed earnings for our foreign subsidiaries are considered indefinitely reinvested in the respective operations. No provision has been made for taxes that might be payable upon remittance of such earnings, nor is it practicable to determine the amount of this liability.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	As of December 31,
	2012	2011
	(in thousands)
Balance as of January, 1	$11,989	$7,641
Gross increases — current year tax positions	6,376	3,375
Gross increases — prior year tax positions	187	1,904
Gross decreases — current year tax positions	(1,365)	(931)
Balance as of December 31	$17,187	$11,989

The Company does not anticipate a significant change to the $17.2 million long-term uncertain income tax positions within the next 12 months.

Our policy for deducting interest and penalties is to treat interest as interest expense and penalties as taxes. As of December 31, 2012, we had $1.2 million accrued for the payment of interest and penalties related to unrecognized tax benefits.
We file income tax returns in various tax jurisdictions around the world. While we are not currently under audit in the major taxing jurisdictions in which we are subject to tax, the tax years 2008 to 2012 generally remain open to examination. However, we do not believe that the total amount of unrecognized tax benefits will significantly change within the next 12 months.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

(a)	Operating Lease Commitments
The future aggregate minimum lease payments under non-cancellable operating leases as of December 31, 2012 are as follows:

Amount
(in thousands)
2013	$5,087
2014	4,515
2015	3,751
2016	3,603
2017	3,222
Thereafter	5,073

Rent expense was $6.0 million, $3.7 million and $2.6 million during 2012, 2011 and 2010, respectively.

(b)	Guarantees and Indemnifications
ASC 460, Guarantees, requires that upon issuance of a guarantee, the guarantor must recognize a liability for the fair value of the amount of obligations it assumes under that guarantee.
We periodically establish irrevocable bank guarantees in favor of a customer in connection with a campaign guaranteeing minimum net revenue or covering costs of a campaign. As of December 31, 2012 and 2011, the aggregate amount of our outstanding commitments under such letters of guarantee was $6.8 million and $2.7 million, respectively. We accrue for known obligations when a loss is probable and can be reasonably estimated. There were no accruals for expenses related to our performance guarantees for any period presented.
As permitted under the laws of the Bailiwick of Jersey and the Republic of Ireland, and in accordance with our bylaws, we indemnify our officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at our request in such capacity. The maximum amount of potential future indemnification is unlimited; however, we maintain director and officer liability insurance that limits our exposure and may enable us to recover a portion of any future amounts paid. We believe the fair value for these indemnification obligations is immaterial. Accordingly, we have not recognized any liabilities relating to these obligations as of December 31, 2012 and 2011.
Pension and Other Post-Retirement Obligations
We are required under Greek law to make a payment to employees on unfair dismissal or on attaining normal retirement age. The amount of the payment depends on the employees' monthly earnings (capped at €6,000 per month, or approximately $8,200) and a multiple which depends on length of service. The most recent independent actuarial valuation was carried out as of December 31, 2012. As of December 31, 2012 and 2011, we have included $494,000 and $551,000, respectively in other non-current liabilities for this obligation. As of December 31, 2012, our retirement benefits obligations were unfunded.
Our U.K. entities participate in a defined contribution scheme where the total pension obligation is charged to the income statement as it is incurred with no future obligation or prepaid amount. The value is based on a percentage of participating employee salaries and Velti's contribution totaled $12,000 in 2012.
Indemnification Claims
We have periodically received letters on behalf of customers notifying us that such customers had received letters from a third party alleging that certain of our customer's applications using our technology infringed the patent rights of the third party. In turn, our customers have alleged that we are obligated to indemnify them against any damages incurred relating to these matters as the claims allegedly relate to products or services that we provide to the customers. We are currently investigating the related issues.
Patent Litigation
On March 9, 2012, Augme Technologies, Inc. filed a complaint against Velti USA, Inc. in the United States District Court for the District of Delaware (case no. 1:12cv294), alleging infringement of three patents held by Augme. On May 4, 2012, Velti responded to the complaint by filing a motion to dismiss and motion to strike certain claims in the complaint. On May 18, 2012, in response to the motion, Augme filed an opposition and also filed a First Amended Complaint. The Company responded to the First Amended Complaint (and asserted counterclaims of non-infringement and invalidity) on June 4, 2012. On March 22, 2013, Velti Limited and Velti entered into a settlement with Augme, pursuant to which Augme and Velti settled the two pending lawsuits as between each other. Pursuant to the settlement, (i) Augme has granted Velti a paid-up license in all patents owned by Augme with a priority date on or before March 22, 2013 for the life of those patents, (ii) Velti has granted Augme a paid-up license in all patents owned by Velti with a priority date on or before March 22, 2013, (iii) Augme and Velti have covenanted not to sue each other on such patents, (iv) Augme and Velti have dismissed the lawsuits as to each other with prejudice with each side to bear its own costs, (v) Augme and Velti have released each other as to the subject matter of the lawsuits with neither party making any admission of liability, and (vi) Velti will pay Augme a lump sum payment of $200,000 no later than 10 business days following the dismissal of the lawsuits. On March 29, 2013, the Court granted a joint motion to dismiss the case with prejudice, pursuant to the settlement agreement. The matter is now officially closed.
In re A2P SMS Antitrust Litigation
On June 14, 2012, Air2Web, Inc., was named as a defendant in a consolidated class action complaint filed in the United States District Court for the Southern District of New York on behalf of a purported class of lessees of common short codes used in application-to-person SMS messaging. In re A2P SMS Antitrust Litigation, Case No. 12-cv-2656 (AJN). The plaintiffs allege that the defendants, which include all major U.S. wireless carriers, CTIA - The Wireless Association®, WMC Global, Inc., and certain aggregators (including Air2Web) violated federal antitrust law by conspiring to reduce competition and fix prices in, and conspiring to monopolize, the market for application-to-person SMS transmission in the United States. The plaintiffs seek injunctive relief and treble damages, in an undisclosed amount, jointly and severally from all defendants for injuries allegedly sustained from April 5, 2008, until the present. On August 14, 2012, several groups of defendants, including Air2Web, filed motions to dismiss the complaint in its entirety, and a number of defendants also filed motions to compel arbitration of this dispute and to stay these proceedings pending arbitration. A decision on those motions is pending. Plaintiffs have not yet responded to those motions. Because this action is in its very early stages, and due to the inherent uncertainties surrounding the litigation process, we are unable to reasonably assess the likelihood of any particular outcome at this time.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Equity Incentive Plans
Our General Share Incentive Plan allows for the award of (i) share options, (ii) deferred share awards, (iii) conditional share awards and (iv) share appreciation rights. Only our employees, certain advisors and consultants and employee directors are eligible to participate in this plan. Vesting is allowed based on time-based or performance-based criteria.
Our 2009 U.S. Employee Share Incentive Plan allows for the award of: (i) incentive share options, (ii) non-qualified share options, (iii) restricted share awards and (iv) unrestricted share awards. Only our employees, certain advisors and consultants or employees of our affiliates are eligible to participate in this plan. The maximum number of shares which may be issued pursuant to awards made under the U.S. Employee Share Incentive Plan is 5,250,000 shares. Grants under this plan may have time-based or performance-based vesting.
Our 2009 U.S. Non-Employee Share Incentive Plan allows for the award of: (i) share options, (ii) restricted share awards and (iii) unrestricted share awards. Only our non-employee directors and consultants, and non-employee directors and consultants of our affiliates, are eligible to receive awards under the U.S. Non-Employee Share Incentive Plan. The maximum number of shares which may be issued pursuant to awards made under the U.S. Non-Employee Share Incentive Plan is 750,000 shares. Grants under this plan may have time-based or performance-based vesting.
The maximum number of shares which may be issued in aggregate under all of our share incentive plans must not exceed 15% of our outstanding ordinary share capital on the date of grant, less all equity awards made in the prior three years pursuant to such share incentive plans that have not yet vested or that are subject to share options that have not yet been exercised.
We grant deferred share awards to our employees as part of our compensation package. We also grant share options to some of our employees and consultants in addition to deferred share awards. Our deferred share awards typically vest over four years at the rate of 25% per year on the anniversary of the date of grant; however, our deferred share awards granted to our non-executive directors and a portion of the deferred share awards granted to our executive officers, vest over one year in equal monthly tranches. In March 2012, we issued fully vested deferred share awards to employees as discretionary bonuses in lieu of payment of cash bonuses. We also periodically award fully vested shares as a sign on bonus to newly hired employees. Shares are only issued to a participant when the deferred share award vests in accordance with any vesting schedule specified in the award agreement following receipt of payment of the aggregate nominal (par) value of £0.05 per ordinary share. The deferred share award recipient is responsible for all applicable taxes payable on the award.
All of our share options have an exercise price equal to the market price of our ordinary shares on the date of grant. Our options typically vest over a four-year period at the rate of 25% per year on the anniversary of the date of grant, although from time to time we issue share options with shorter vesting terms.
Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2010	2,155,366	$0.09			6,162
Share awards granted	1,206,958	$0.07	$6.39		$7,711
Forfeited	(670,056)	$0.09
Vested deferred share awards	(636,284)	$0.10			$3,283
Outstanding as of December 31, 2010	2,055,984	$0.08		1.22	$13,850
Share awards granted	1,768,299	$0.08	$11.17		$19,756
Forfeited or failed to vest	(364,383)	$0.08
Vested deferred share awards	(1,454,455)	$0.08			$24,347
Outstanding as of December 31, 2011	2,005,445	$0.08		1.80	$13,287
Share awards granted	3,843,987	$0.08	$9.98		$38,356
Forfeited or failed to vest	(728,976)	$0.08
Vested deferred share awards	(1,301,510)	$0.08			$10,576
Outstanding as of December 31, 2012	3,818,946	$0.08		1.72	$16,880

For deferred share awards, the fair value on the date of grant approximates market value as the exercise price equals the nominal (par) value of £0.05 (remeasured into U.S. dollars on grant date) per ordinary share. The aggregate estimated grant date fair value therefore approximates the intrinsic value disclosed in the table above.
Share Options
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2010	970,183	$2.65		6.16	$565
Share options granted	3,035,587	$5.47	$3.45
Forfeited share options	(507,955)	$3.24
Exercised options	(4,995)	$2.66			$43
Outstanding as of December 31, 2010	3,492,820	$5.01		8.90	$10,140
Share options granted	1,822,812	$11.17	$6.40
Forfeited share options	(519,533)	$6.48
Exercised options	(113,402)	$3.69			$1,034
Outstanding as of December 31, 2011	4,682,697	$7.17		8.49	$6,028
Share options granted	1,256,823	$10.33	$5.73
Forfeited share options	(648,388)	$9.10
Exercised options	(397,341)	$3.48			$2,671
Outstanding as of December 31, 2012	4,893,791	$8.03		7.81	$265

The aggregate estimated grant date fair value was $7.2 million, $11.6 million and $10.4 million for options granted to employees during 2012, 2011 and 2010, respectively.
The following table summarizes information regarding our outstanding and exercisable options as of December 31, 2012:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $2.73	144,654	$2.67	3.5	97,882	$2.71
$4.95 - $4.95	2,004,743	$4.95	7.3	1,115,420	$4.95
$6.26 - $9.45	966,088	$8.17	8.4	340,997	$8.58
$9.46 - $11.95	877,328	$10.74	9.0	34,833	$10.04
$12.10 - $15.46	816,449	$12.47	7.9	227,201	$12.42
$15.58 - $18.47	84,529	$17.26	8.5	21,135	$17.26
	4,893,791	$8.03	7.8	1,837,468	$6.67	$175,496

The fair value of our share options was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Share Options Valuation Assumptions
Expected volatility	60%	60%	60%
Expected life in years	6.21	6.25	6.25
Risk free rate	0.67% - 1.15%	1.1% - 2.5%	2.5%
Expected dividends	—	—	—

For share options, as we do not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment behavior, we estimate the expected term of options granted by taking the average of the vesting term and the contractual term of the options, referred to as the simplified method. We estimate the expected term of our share options using a blended volatility factor, which consists of our own share volatility from our trading history and expected future volatility. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of the deferred share award or share option. Expected dividends during the term of the options are based on our dividend policy. To date, no dividends have been declared or paid and none are expected to be declared or paid during the expected term. We estimated the forfeiture rate based on historical and anticipated levels of personnel turnover.
During 2012, 2011 and 2010 we recognized total share-based payment expense under equity incentive plans as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Datacenter and direct project costs	$3,132	$3,549	$443
General and administrative expenses	10,912	11,735	2,613
Sales and marketing expenses	8,209	8,288	2,231
Research and development expenses	5,203	4,055	985
	$27,456	$27,627	$6,272

There was no recognized tax benefit recorded during 2012, 2011 and 2010 related to share-based compensation expense. As of December 31, 2012, there was $16.9 million, of total unrecognized share-based compensation expense related to deferred share awards awarded under our share incentive plans expected to be recognized over a weighted-average recognition period of 1.7 years. As of December 31, 2012, there was $6.5 million of total unrecognized share-based compensation expense related to share options expected to be recognized over a weighted-average recognition period of 1.3 years.
In March 2011, certain performance based deferred share awards granted to employees in 2009 were approved for vesting by our board of directors. The performance metrics of these awards were set at the time of grant based on then current projections of company performance under IFRS for 2009 and 2010. These metrics did not contemplate our conversion to U.S. GAAP, the impact of acquisitions completed during 2009 and 2010, or the impact on our results of preparing for and completing our U.S. public offering. Due to the judgment required to reconcile actual company performance with the original metrics, it was determined that any vesting would be required to be treated as a modification under the guidance in ASC 718. This required the fair value of the awards to be remeasured on the vesting approval date, with the incremental fair value charged to expense over the remaining vesting period. As a result, we recognized additional compensation expense of approximately $10.5 million during 2011.
In May 2010, we allowed for the vesting of certain deferred share awards granted to employees in 2008 under IFRS based on then current projections of company performance under IFRS for 2008 and 2009. Due to the judgment required to reconcile actual company performance with the original metrics, it was determined that any vesting would be required to be treated as a modification under the guidance in ASC 718. As a result of this modification, we recognized additional compensation expense of approximately $1.1 million during 2010.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Starcapital is an equity investor in several entities, each of which we divested and transferred to Starcapital or its subsidiaries in a transaction completed in December 2012. Previously, we have had sale and purchase transactions with these entities divested to Starcapital. The following is a summary of the transactions and balances:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Sales and services rendered	$3,931	$6,012	$6,228
Purchases	$939	$5,262	$3,833

	As of December 31,
	2012	2011
	(in thousands)
Trade receivables	$4,622	$3,903
Accrued and other receivables	$4,043	$5,473
Trade payables	$166	$180

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts

	Balance at Beginning of Year	Additions and Charges to Expenses	Write-offs and Deductions	Total
	(in thousands)
Allowance for doubtful accounts (trade and accrued contract) receivable:
Year ended December 31, 2012	$808	$7,420	$(223)	$8,005
Year ended December 31, 2011	$135	$673	$—	$808
Year ended December 31, 2010	$135	$10	$(10)	$135
Deferred tax valuation allowance:
Year ended December 31, 2012	$13,382	$819	$—	$14,201
Year ended December 31, 2011	$7,220	$6,162	$—	$13,382
Year ended December 31, 2010	$2,466	$4,754	$—	$7,220

Basis of Presentation and Summary of Significant Accounting Policies Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
We have prepared our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). Certain prior year balances have been reclassified to conform to the current year presentation. Such reclassifications did not affect total revenues, operating income or net income.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the results of Velti plc and all subsidiaries that we control. The statements also include the accounts of an entity in which we have a controlling interest that is not based on voting rights or control. Intercompany accounts and transactions have been eliminated.
We evaluate our ownership, contractual rights and other interests in entities to determine if they are variable interest entities (VIEs), if we have a variable interest in those entities and the nature and extent of those interests. These evaluations are highly complex and involve judgment and the use of estimates and assumptions based on available historical information and management’s judgment, among other factors. Based on our evaluations, if we determine we are the primary beneficiary of such VIEs we consolidate such entities into our financial statements.

Going Concern
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
During the year ended December 31, 2012, we generated $10.6 million in cash from operating activities and $17.5 million in cash from financing activities, and we used $69.9 million of cash for investing activities. As of the date of this filing on the Annual Report on Form 20-F, we have substantially utilized the $50.0 million revolving credit facility we obtained from HSBC in August 2012.
In connection with the acquisition of MIG in November 2011, we will be required to make cash payments of approximately $16.5 million to the former shareholders and key employees of MIG in April 2013. Based on our existing cash balances, this acquisition payment obligation creates substantial doubt about our ability to continue as a going concern.
The HSBC credit facility contains various loan covenants.  We violated one of these covenants in the fourth quarter of 2012 and received a subsequent waiver from HSBC. If our existing HSBC covenants were not amended we would not be in the  position to satisfy current 2013 covenants, as a result of our reduction in revenue and EBITDA guidance, which also creates substantial doubt about our ability to continue as a going concern. We do not anticipate violating the HSBC loan covenants in 2013, as HSBC has agreed to amend our 2013 covenants to levels that we believe we can satisfy; however, should we violate the covenants again, this could lead HSBC to accelerate our obligations under the credit facility upon such violation. There can be no assurances that a future covenant violation would not lead HSBC accelerate our obligation under our credit facility.
While we anticipate generating positive operating cash flow for the year, this positive cash flow is not expected until the third quarter of 2013.  As a result, we believe we will need additional financing in the next three months to provide sufficient operational liquidity and fund the required payments. This additional financing may be facilitated through the issuance of equity or debt.
There can be no assurance that our efforts to find such financings will be successful or on terms favorable to us.  Our ability to continue as a going concern is dependent upon our ability to agree on amended 2013 covenants with HSBC, and obtain the necessary financing to meet our obligations arising from acquisitions, and from normal business operations when they come due and to generate profitable operations in the future.

Use of Estimates and Judgement
Use of Estimates and Judgment
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Management is also required to make certain judgments that affect the reported amounts of revenues and expenses during the period. We periodically evaluate our estimates, including revenue recognition, recognition of government grant income, income taxes, the allowance for doubtful accounts, intangible assets, goodwill and long-lived assets, contingent payments related to our recent acquisitions and the assumptions used to determine share-based compensation expense. We base our estimates on historical experience and various other assumptions that are believed to be reasonable on the specific circumstances. Actual results could differ materially from those estimates.

Foreign Currency Translation
Foreign Currency Translation
The functional currency of our major subsidiaries is generally the local currency. Adjustments resulting from translating functional currency financial statements into U.S. dollars are recorded as part of a separate component of shareholders’ equity. Foreign currency transaction gains and losses as well as the gain or loss resulting from remeasuring assets and liabilities denominated in a currency other than the function currency into the functional currency are included in net income or less for the period.
All assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average exchange rate during the period. Equity transactions are translated using historical exchange rates.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include time deposits and readily marketable securities with original maturities of 90 days or less.
Property and Equipment
Property and Equipment
Property and equipment consists mainly of furniture and equipment, computers and telecommunications hardware, and are recorded at historical cost less depreciation and impairment losses. Property and equipment is depreciated on a straight-line basis over the expected useful life of the asset, generally over four to ten years.
Gains and losses on disposal of property and equipment are determined by comparing proceeds with the carrying value of the respective asset, and are included in income from operations. All maintenance and repairs are expensed as incurred.

Accounts Receivables, Accrued Contract Receivables and Allowance for Doubtful Accounts
Accounts Receivable, Accrued Contract Receivables and Allowance for Doubtful Accounts
Accounts receivable consists primarily of amounts due to us from our normal business activities. Credit terms can vary between customers and between regions, but are generally 30 to 90 days. Our receivables are unsecured and not interest bearing. Fees that have not been invoiced as of the reporting date but for which all revenue recognition criteria are met are reported as accrued contract receivables. We maintain allowances for doubtful accounts to reflect the expected non-collection of accounts receivable and accrued contract receivables based on past collection history and specific risks identified in the portfolio. Additional allowances might be required if deteriorating economic conditions or other factors affect our customers' ability to make timely payments. We write off accounts receivable when we consider them uncollectible.

Intangible Assets
Intangible Assets
Intangible assets that we acquire or develop are carried at historical cost less accumulated amortization and impairment loss, if any.
Acquired Intangible Assets. Intangible assets acquired through business combinations are reported at fair value. Amortization is expensed on a straight-line basis over the estimated economic lives of the assets acquired, as determined on the acquisition date.
Currently, our acquired intangible assets consist of customer relationships, developed technology, trademark and trade names and non-compete agreements. Customer relationships are estimated to provide benefits over four to seven years, developed technology acquired is estimated to provide benefits over three to five years, and trademark and trade name is estimated to provide benefits over nine to eighteen months and non-compete agreements are estimated to provide benefits over nine months.
Internal Software Development Costs. Internal software development costs consist primarily of internal salaries and consulting fees for developing software platforms for sale to or use by customers in mobile marketing and advertising campaigns. We capitalize such costs as they are integral parts of products or processes to be sold or leased. We capitalize costs related to software developed for new products and significant enhancements of existing products once technological feasibility has been reached and all research and development for the components of the product have been completed. Such costs are amortized on a straight-line basis over the estimated useful life of the related product, not to exceed three years, commencing with the date the product becomes available for general release to our customers.
Computer Software. Computer software costs generally represent costs incurred to purchase software programs and packages that are used to develop and ultimately deliver our platforms sold to customers. Generally, costs associated with maintaining computer software programs are expensed as incurred. We capitalize the cost of software licenses that are complementary to or enhance the functionality of our existing technology platform and amortize such costs on a straight line basis over the shorter of the contract term or the useful life of the license, but not to exceed three years.
Licenses and Intellectual Property. We acquire know-how, intellectual property, and technical expertise generally through licensing arrangements with development partners. We capitalize the cost of the know-how and intellectual property licenses when the in-license expertise compliments and/or enhances our existing technology platform. Software licenses are amortized on a straight line basis over the shorter of the contract term of the license agreement or the useful life of the license, but not to exceed three years.

Impairment of Long-Lived Assets and Amortizable Intangible Assets
Impairment of Long-Lived Assets and Amortizable Intangible Assets
We evaluate long-lived assets such as property and equipment, and identifiable intangible assets that are subject to amortization for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An impairment loss is recognized when estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount. When undiscounted future cash flows are not expected to be sufficient to recover an asset's carrying amount, the asset is written down to its fair value. Where available, quoted market prices are used to determine fair value. When quoted market prices are not available, various valuation techniques, including the discounted value of estimated future cash flows, are utilized.

Goodwill
Goodwill
Goodwill is generated when the consideration paid for an acquisition exceeds the fair value of net assets acquired. Goodwill is recognized as an asset and reviewed for impairment at least annually, or whenever events or circumstances indicate that the carrying amount of goodwill may not be recoverable. We have selected December 31 as the date to perform the annual impairment testing of goodwill.
We adopted ASU No. 2011-08 in 2012, which amends existing guidance by giving an entity the option to first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, prior to performing the second step of the goodwill impairment assessment.
We completed our annual impairment test for fiscal 2012 and determined that there was no impairment. Based on fourth-quarter 2012 testing, our estimated fair value totals approximately $324.8 million including a conservative control premium of approximately 10% percent, when compared to our market value of approximately $295.3 million at December 31, 2012. The control premium is defined as the value that may arise from an acquiring company's ability to take advantage of synergies and other benefits that flow from control over another entity. An acquiring entity is often willing to pay more for equity securities that give it a controlling interest than an investor would pay for equity securities representing less than a controlling interest. Our fair value at December 31, 2012 was in excess of our book equity of approximately $292.4 million.
Our shares price remains extremely volatile and such activity is not unusual. If our market capitalization falls below our book value and remains at or below that price for a period of time indicating permanent impairment, then we will treat this data as an impairment indicator and will perform the required analysis to determine the amount of the impairment under ASC 350-20.

Revenue Recognition
Revenue Recognition
We derive our revenue from three sources:

▪
software as a service (SaaS) revenue, which consists of subscription fees from customers who utilize our mobile marketing and advertising platforms, generally referred to as “usage‑based” services, and fees from customers who utilize our software solutions to manage and measure the progress of their transaction‑based mobile marketing and advertising campaigns, which we refer to as “performance‑based” services;

▪
license and software revenue, which consists of revenue from customers who license our mobile marketing and advertising platform and fees for customized software solutions delivered to and installed on the customers' server; and

▪
managed services revenue, which consists of fees charged to customers for professional services related to the implementation, execution, and monitoring of customized mobile marketing and advertising solutions as well as other client driven projects.

We account for revenue for these services and licenses in accordance with Accounting Standards Codification (ASC) Topic 605 - Revenue Recognition and ASC Topic 985-605 - Certain Revenue Arrangements that Include Software Elements. We recognize revenue when all of the following conditions are satisfied: (i) there is persuasive evidence of an arrangement; (ii) the service has been rendered or delivery has occurred; (iii) the fee to be paid by the customer is fixed or determinable; and (iv) collectibility of the fee is reasonably assured.
SaaS revenue is generated from our “usage‑based” services, including subscription fees for use of individual software modules and our automated mobile marketing campaign creation templates, and fees charged for access to our technology platform. These fees are recognized ratably over the contract term beginning on the commencement date of each contract as services are rendered.
SaaS revenue generated from our “performance‑based” services is generally based on specified metrics, typically relating to the number of transactions performed during the campaign multiplied by the cost per transaction in accordance with the terms of the related contracts. Transactions can include SMS messages sent by participants in customer campaigns or advertisement impressions placed on mobile applications, among other types of performance-based transactions. Certain of our performance‑based contracts include performance incentive provisions that link a portion of revenue that we may earn under the contract to the performance of the customer's campaign relative to quantitative or other milestones, such as the growth in the consumer base, reduced consumer churn, or the effectiveness of the end-user response. We consider the performance‑based fees to be contingent fees. We recognize this revenue monthly based on actual performance, which is when the fees are earned and the amount of the fee can be reliably measured. Our performance‑based arrangements are typically invoiced monthly, which can occur in a period subsequent to revenue being recognized.
License and software revenue consists of license fees charged for our mobile marketing and advertising technology. We provide licenses on a perpetual or term basis. These types of arrangements do not, typically, include any ongoing support arrangements or rights to upgrades or enhancements and therefore revenue related to perpetual licensing arrangements is recognized upon the delivery of the license. Revenue from term based licenses is recognized over the related term of an arrangement. Fees charged to customize our software solution are, generally, recognized using the completed contract or percentage-of-completion method according to ASC 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts, based on the ratio of costs incurred to the estimated total costs at completion.
Managed services revenue, when sold with software and support offerings, are accounted for separately when these services (i) have value to the customer on a standalone basis, (ii) are not essential to the functionality of the software and (iii) there is objective and reliable evidence of the selling price of each deliverable. When accounted for separately, revenue is recognized as the services are provided for time and material contracts, and ratably over the term of the contract when accepted by the customer for fixed price contracts. For revenue arrangements with multiple deliverables, such as an arrangement that includes license, support and professional services, we allocate the total amount the customer will pay to the separate units of accounting based on their relative selling prices, as determined by the price of the undelivered items when sold separately.
The timing of revenue recognition in each case depends upon a number of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations, and the existence of evidence to support recognition of revenue as of the reporting date. For contracts with extended payment terms for which we have not established a successful pattern of collection history, we recognize revenue when all other criteria are met and when the fees under the contract become due. Fees that have been invoiced are recorded in trade receivables and in revenue when all revenue recognition criteria have been met. When fees have been invoiced but not all revenue recognition criteria have been met, the invoice is recorded in trade receivables and in deferred revenue. When all revenue recognition criteria are met, but fees have not been invoiced as of the reporting date, such fees are reported in accrued contract receivables and in revenue.
Certain arrangements entered into by us are revenue sharing arrangements. As a result, we complete an analysis of the facts and circumstances to determine whether revenue earned from these arrangements should be recorded gross with the company performing as a principle, or recorded net of third party costs with the company performing as an agent, as required by ASC 605-45 Principal Agent Consideration. When we are a principal in a transaction, we include all amounts paid on behalf of our customers in both revenue and costs.
We present revenue net of value‑added tax, sales tax, excise tax and other similar assessments. Our revenue arrangements do not contain general rights of return.

Government Grant Income Recognition
Government Grant Income Recognition
From time to time, we receive grants from the European Union for the development and roll-out of mobile and broadband services and m-commerce related services. We recognize grant income as an offset to costs and expenses in our consolidated statements of comprehensive loss in the period when the costs to be reimbursed by the grant are recognized as expense. When those costs are incurred, receivables from government grants are recognized, if there is reasonable assurance that the grant will be received and we are able to comply with all of the conditions imposed on the grant. We generally believe we have reasonable assurance that the grant will be received upon receiving notification of grant eligibility. Each grant provides income in the form of reimbursement of capital expenditures or of the costs incurred in the development of technology funded by the grant. Grants that reimburse costs related to depreciable assets, including capitalized software development costs, are recognized as income in the periods in which amortization and depreciation on these assets is charged.

Third Party Datacenter Direct Project Costs
Third Party, Datacenter, and Direct Project Costs
We incur certain operating costs that directly relate to revenue. These costs are classified into two categories: third-party, and datacenter and direct project.
Third Party Costs. Third party costs are paid to third parties to secure advertising space or content to obtain media inventory for the placement of advertising and media messaging services and for creative development and other services in connection with the creation and execution of marketing and advertising campaigns. Third party costs also include the costs of certain content, media, or advertising that we acquire for a campaign, and costs associated with incentives and promotional costs provided to consumers in order to participate in the campaigns as well as certain computer hardware or software that we might acquire for a customer. Third party costs relate primarily to SaaS revenue.
Datacenter and Direct Project Costs. Datacenter and direct project costs consist primarily of personnel and outsourcing costs for operating third party datacenters, that host our Velti mGage platform on behalf of our customers. Additional expenses include costs directly attributable to a specific campaign as well as allocated facility rents, power, bandwidth capacity, IT maintenance and support. In addition, direct project costs include personnel costs to customize our software solutions for specific customer contracts. These costs may relate to SaaS revenue and/or license and software revenue. To date, the vast majority of datacenter and direct project costs are related to SaaS revenue and the amount attributable to license and software revenue was immaterial.

Depreciation and Amortization
Depreciation and Amortization
Depreciation and amortization expenses consist primarily of depreciation on computer hardware and leasehold improvements, amortization of purchased intangibles and capitalized software development costs, offset by allocation of government grant income.
Much of our depreciation and amortization expense relates to the amortization of software developed for sale or for use in delivering mobile marketing and advertising campaigns for our customers, largely our mGage technology platform. We generate our revenue by providing services and products using this technology. However, we do not segregate or track the development costs by revenue type and are therefore unable to allocate these costs by revenue type.

Research and Development Expense
Research and Development Expenses
We incur research and development expenses in the process of creating detailed program designs to be used for the development of our software platform, for other research activities, and for routine maintenance of our developed software. We expense research and development costs as incurred.

Advertising Costs	Advertising Costs All advertising costs are expensed as incurred. We market our products primarily through a direct sales force and advertising expenditures are not material.
Income Taxes
Income Taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are determined based on temporary differences between book and tax bases of assets and liabilities and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against deferred tax assets if it is more likely than not that all or a portion of the deferred tax assets will not be realized.
Tax positions for us and our subsidiaries are subject to income tax audits by multiple tax jurisdictions throughout the world. The impact of an uncertain income tax position on the income tax return must be recognized as the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Concentration of Credit Risk
Concentration of Credit Risk
No customer accounted for more than 10% of our revenues in 2012 or 2011. One customer accounted for 14% of our revenues during 2010. We had no customers that accounted for more than 10% our total receivables as of December 31, 2012 or as of December 31, 2011.

Operating Leases
Operating Leases
Leases where a significant portion of the risks and rewards of ownership are retained by the lessor, are classified as operating leases. Payments made under operating leases are charged to the statement of comprehensive loss on a straight-line basis over the term of the lease. In the event that we receive lease incentives in connection with such operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis over the term of the lease.

Fair Value Measurements
Fair Value Measurements
We report our financial and non-financial assets and liabilities that are re-measured and reported at fair value at each reporting period. We established a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1.	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2.	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3.	Unobservable inputs that are supported by little or no market activity.
Our financial assets and liabilities consist principally of cash and cash equivalents, accounts payable, accrued liabilities, current and non-current notes payable. Cash and cash equivalents include time deposits and readily marketable securities with original maturities of 90 days or less. Cash and cash equivalents are stated at cost, which approximates fair value. As of December 31, 2012 and 2011, we did not have readily marketable securities that are classified as cash equivalents.
Accounts payable and accrued liabilities are carried at cost that approximates fair value due to their expected short maturities. Our long-term debt bears interest at rates which approximate the interest rates at which we believe we could refinance the debt. Accordingly, the carrying amount of long-term debt as of December 31, 2012 and 2011 approximates its fair value. As of December 31, 2012, we did not have any financial assets or liabilities for which Level 1 or Level 2 inputs were required to be disclosed. See Note 6 for our disclosure of Level 3 inputs used to revalue our contingent payments related to certain of our acquisitions.
The fair value of our contingent payments associated with our recent acquisitions is determined based on an internal cash flow model using inputs based on estimates and assumptions developed by us and is remeasured on each reporting date. The rates used to discount net cash flows to their present value were based on our weighted average cost of capital for similar transactions and an assessment of the relative risk inherent in the associated cash flows. The inputs were current as of the measurement date. These inputs tend to be unobservable and, as such, are considered Level 3 in the fair value hierarchy.

Share-based Payments
Share-Based Payments
We measure and recognize share-based compensation expense related to share-based transactions, including employee and director equity awards, in the financial statements based on fair value. We use the Black-Scholes valuation model to calculate the grant date fair value of share options, using various assumptions. Grant date fair value for deferred share awards is determined by the grant date fair value. We recognize compensation expense over the service period of the award using the graded vesting attribution method, which allocates expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.
We account for equity instruments issued to non-employees as expense at their fair value over the related service period and periodically revalue the equity instruments as they vest, using a fair value approach. The value of equity instruments issued for consideration other than employee services is determined on the earlier of (i) the date on which there first exists a firm commitment for performance by the provider of goods or services, or (ii) on the date performance is complete, using the Black-Scholes valuation model.

Net Income Loss per Share
Net Income (Loss) per Share Attributable to Velti
Basic net income (loss) per share attributable to Velti is computed by dividing net income (loss) attributable to Velti by the weighted-average number of common shares outstanding for the fiscal period. Diluted net income per share attributable to Velti is computed giving effect to all potential weighted average dilutive common stock, including options and other equity awards. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method. For the years ended December 31, 2012, 2011 and 2010, all of the share awards outstanding are anti-dilutive.

Comprehensive Income Loss
Comprehensive Income (loss)
Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss). The only component of our other comprehensive income (loss) is the effect of foreign currency translation.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In May 2011, an accounting standards update that provided guidance on achieving a consistent definition of, and common requirements for, measurement and disclosure of fair values was issued. The guidance expanded disclosures relating to fair value measurements that are estimated using significant unobservable (Level 3) inputs. The guidance also required categorization by level of the fair value hierarchy for items that are not measured at fair value but for which fair value is required to be disclosed. We adopted this guidance in fiscal 2012. The adoption of this guidance did not have a material impact on our Consolidated Financial Statements.
In June 2011, an accounting standards update related to the presentation of other comprehensive income was issued. The amended guidance requires that the components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income as determined under current accounting guidance.
In September 2011, an accounting standards update on testing goodwill for impairment was issued. The guidance simplified how companies test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the second step of the two-step goodwill impairment test. The adoption of this guidance did not have a material impact on our consolidated financial statements.

Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenue	Year Ended December 31,
	2012		2011		2010
	(in thousands, except percentages)
Europe:
United Kingdom	$74,731	27.6%	$37,758	20.0%	$34,105	29.3%
All other European countries	97,799	36.2%	86,318	45.6%	55,299	47.6%
Total Europe	172,530	63.8%	124,076	65.6%	89,404	76.9%
Americas	63,597	23.5%	41,114	21.7%	9,150	7.9%
Asia/Africa	34,217	12.7%	24,012	12.7%	17,715	15.2%
Total revenue	$270,344	100.0%	$189,202	100.0%	$116,269	100.0%

Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment
Details of our significant balance sheet line items consisted of the following:

Property and equipment	December 31,
	2012	2011
	(in thousands)
Buildings and fixtures	$8,806	$1,903
Computer and telecommunication hardware	9,457	6,853
Office equipment	2,554	2,544
Total cost	20,817	11,300
Less: accumulated depreciation	(7,744)	(5,378)
Total property and equipment, net	$13,073	$5,922

Schedule of Other Receivables
Depreciation expense during 2012, 2011 and 2010 was $3.3 million, $1.4 million and $1.3 million, respectively.

Other receivables and current assets	December 31,
	2012	2011
	(in thousands)
Government grant receivables	—	5,258
Other receivables	12,353	21,380
Total other current receivables	$12,353	$26,638

Schedule of Accrued Liabilities

Accrued liabilities	December 31,
	2012	2011
	(in thousands)
Professional fees	$5,764	$703
Employee related accruals	23,963	5,232
Accrued third-party costs	58,264	35,135
Other	9,383	8,551
Total accrued liabilities	$97,374	$49,621

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
Unaudited supplemental pro forma financial information, prepared as though the acquisitions had been completed at the beginning of the immediately preceding fiscal year, is as follows:

	Year Ended December 31,
	2012	2011(1)	2010(2)
	(unaudited) (in thousands)
Revenue	$270,344	$223,430	$158,598
Net income (loss)	(61,174)	(24,644)	(32,484)
Net income (loss) attributable to Velti shareholders	(61,227)	(24,774)	(32,403)
Net income (loss) per share attributable to Velti:
Basic	(0.96)	$(0.44)	$(0.85)
Diluted	$(0.96)	$(0.44)	$(0.85)

(1)	Assumes the acquisition of CASEE on January 1, 2011.

(2)	Assumes the acquisition of Mobclix, MIG and Air2Web on January 1, 2010

Ydon Holdings, Ltd. (CASEE) [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation and Total Consideration
The allocation of the total consideration of $22.8 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$1,456
Accounts receivable and other current assets	1,213
Property and equipment	97
Trade and other liabilities	(2,170)
Net assets acquired	596
Intangible assets acquired - customer relationships	390
Intangible assets acquired - trademark & trade name	2,490
Intangible assets acquired - developed technology	3,020
Goodwill	17,741
Deferred tax liability	(1,468)
Value of assets, net of deferred tax liabilities	$22,769
Purchase price:
Cash	$8,400
Contingent consideration (fair value)	6,360
Fair value of previously held interest	8,009
Total consideration	$22,769

Mobile Interactive Group, Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation and Total Consideration
The allocation of the total consideration of $51.2 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$9,307
Accounts receivable and other current assets	40,076
Property and equipment	859
Trade and other liabilities	(48,389)
Net assets acquired	1,853
Intangible assets acquired - customer relationships	17,110
Intangible assets acquired - trademark & trade name	580
Intangible assets acquired - non-compete agreement	3,131
Intangible assets acquired - developed technology	$11,140
Goodwill	25,727
Deferred tax liability	$(8,310)
Value of assets, net of deferred tax liabilities	51,231
Purchase price:
Cash	$25,170
Deferred consideration	10,000
Contingent consideration	16,061
Total consideration	$51,231

Air2Web, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation and Total Consideration
The allocation of the total consideration of $18.9 million was as follows:

Fair Value
(in thousands)
Net assets acquired (liabilities assumed):
Cash and cash equivalents	$600
Accounts receivable and other current assets	5,947
Property and equipment	1,221
Trade and other liabilities	(5,273)
Net assets acquired	2,495
Intangible assets acquired - customer relationships	1,920
Intangible assets acquired - trademark & trade name	110
Intangible assets acquired - developed technology	4,180
Goodwill	10,193
Value of assets, net of deferred tax liabilities	$18,898
Purchase price:
Cash	$18,898

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a summary of changes in fair value of the contingent payments measured using significant unobservable inputs (Level 3):

Fair Value
(in thousands)
Balance as of January 1, 2010	$41
Additions to contingent payment liability for Mobclix acquisition	5,135
Change in fair value of contingent payment liabilities	4,440
Settlement of contingent payment	(500)
Balance as of December 31, 2010	9,116
Reclassified to deferred consideration (which is not measured at fair value)	(10,290)
Additions to contingent consideration liability for MIG	15,290
Change in fair value of contingent payment liabilities	2,155
Balance as of December 31, 2011	16,271
Change in fair value of contingent consideration liability related to MIG	9,603
MIG deferred consideration no longer measured at fair value	(26,000)
Additions to contingent consideration liability related to CASEE	6,360
Foreign exchange differences	130
Balance as of December 31, 2012	$6,364

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table provides a summary of changes to goodwill :

Carrying Value
(in thousands)
Balance as of December 31, 2010	$18,451
Acquisition of Air2Web, Inc.	10,193
Acquisition of Mobile Interactive Group, Ltd.	24,956
Foreign exchange differences	(644)
Balance as of December 31, 2011	52,956
Acquisition of the remaining 67% of CASEE	17,741
Adjustment of MIG purchase consideration	777
Adjustment for the sale of assets to Starcapital	(2,028)
Foreign exchange differences	1,052
Balance as of December 31, 2012	$70,498

Schedule of Definite-Lived Intangible Assets
Information regarding our intangible assets is a follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
December 31, 2012
Internal software development costs	3.0	$37,765	$22,329	$15,436
Computer software	3.0	51,492	17,774	33,718
Licenses and intellectual property	5.0	24,491	19,233	5,258
Trademark, trade name and non-compete	2.5	6,960	2,425	4,535
Customer relationships	6.3	25,360	6,552	18,808
Developed technology	4.6	25,528	9,301	16,227
Intangible assets	4.2	$171,596	$77,614	$93,982
December 31, 2011
Internal software development costs	3.0	$26,445	$16,884	$9,561
Computer software	5.0	38,715	12,961	25,754
Licenses and intellectual property	5.0	29,092	16,806	12,286
Trademark, trade name and non-compete	2.5	4,334	924	3,410
Customer relationships	6.3	24,295	2,517	21,778
Developed technology	4.6	22,088	3,685	18,403
Intangible assets	4.6	$144,969	$53,777	$91,192

Schedule of Estimated Amortization Expense for Definite-Lived Intangible Assets
The annual estimated amortization expense for the above intangible assets as of December 31, 2012 is as follows:

Amount
(in thousands)(1)
2013	$34,705
2014	26,896
2015	17,063
2016	5,473
2017	3,425
Thereafter	1,084
Total	$88,646

(1)	Amount excludes the indefinitely lived assets of CASEE amounting to $2.5 million and the long lived assets of Starcapital amounting to $2.8 million.

Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Abstract]
Schedule of Variable Interest Entity
The following are the assets and liabilities of Starcapital that have been consolidated in our balance sheet. A statement of operations is not provided because the results are not significant due to the transaction closing late in 2012.

	As of December 31, 2012
	Consolidated	Starcapital	Velti
ASSETS
Current assets:
Cash and cash equivalents	$36,571	$1,146	$35,425
Trade receivables	150,074	12,399	137,675
Accrued contract receivables	132,957	8,780	124,177
Consideration receivable from Starcapital - current	—	—	4,378
Prepayments	12,733	—	12,733
Other receivables and current assets	12,353	1,327	11,026
Total current assets	344,688	23,652	325,414
Property and equipment, net	13,073	210	12,863
Intangible assets, net	93,982	2,857	91,125
Consideration receivable from Starcapital - non current	—	—	16,187
Goodwill	70,498	—	70,498
Other assets	14,782	1,511	13,271
Total assets	$537,023	$28,230	$529,358
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$37,786	$704	$37,082
Accrued liabilities	97,374	452	96,922
Consideration payable to Velti - current	—	4,378	—
Deferred revenue and current portion of deferred government grant	12,626	727	11,899
Current portion of acquisition related liabilities	33,352	—	33,352
Current portion of long-term debt and short-term financings	851	—	851
Income tax liabilities	9,953	883	9,070
Total current liabilities	191,942	7,144	189,176
Long-term debt	27,342	—	27,342
Deferred government grant - non-current	1,297	—	1,297
Acquisition related liabilities - non-current	2,221	—	2,221
Consideration payable to Velti - non-current	—	16,187	—
Other non-current liabilities	21,703	4,772	16,931
Total liabilities	244,505	28,103	236,967
Total Velti shareholders' equity	292,394	3	292,391
Non-controlling interests and variable interest entities	124	124	—
Total equity	292,518	127	292,391
Total liabilities and shareholders' equity	$537,023	$28,230	$529,358

Short-term financings and long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short and Long-term Facilities
Details of our short-term financings and long-term debt by facility as of December 31, 2012 and 2011 are as follows (in thousands):

Lender	Description / Term	Total Facility	Outstanding as of December 31, 2012	Outstanding as of December 31, 2011	Interest Rate	Security
Short-term financings:
HSBC Bank	Working capital	$1,000	$839	$—	13.25% + 4%	Indian facility supported by a $1.125 million letter of credit issued under the main credit facility that we have with HSBC
ICICI Bank	Working capital	182	closed	182	ICICI I-Base +5.5%	Secured by assets of Air2Web India Pvt Ltd
Other		12	12	—
Long-term debt:
HSBC	Revolving Credit	50,000	27,328	—	LIBOR +2.25% + Unused 0.75%	Substantially all assets of the company
Other		14	14	—
BSTD	Term facility due September 2015	8,611	closed	8,611	3 month Euribor + 4%	Secured by assets of Mobile Interactive Group, Ltd.
ING	Term facility due April 2014	1,151	closed	1,151	Fixed 4.05% to April 2012, then 3 month Euribor + 2.5%	Secured by assets of Mobile Interactive Group, Ltd.
Total debt:			$28,193	$9,944

Schedule of Future Principal Repayments on Short and Long-term Facilities	Future principal repayments under all debt arrangements as of December 31, 2012 are as follows:

Amount
(in thousands)
2013	$851
2014	—
2015	27,342
2016	—
Total	$28,193

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes
The components of our income or (loss) before income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Country of domicile	$(44,358)	$(31,348)	$(15,522)
Foreign	(19,651)	19,918	3,543
	$(64,009)	$(11,430)	$(11,979)

Schedule of Components of Provision (Benefit) for Income Taxes
The components of the provision (benefit) for income taxes are as follows:

	For the Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current
Country of domicile	$—	$—	$—
Foreign	5,456	2,180	1,230
Reserves	6,033	2,367	1,904
Total current	$11,489	$4,547	$3,134
Deferred
Country of domicile	$—	$—	$—
Foreign	(14,324)	(1,608)	6,112
Reserves	—	869	(5,475)
Total deferred	$(14,324)	$(739)	$637
Total provision (benefit)	$(2,835)	$3,808	$3,771

Schedule of Reconciliation Between Statutory and Effective Tax Rates
A reconciliation between the statutory income tax rates of our country of domicile and our effective tax rates as a percentage of income (loss) before income taxes is as follows:

	For the Year Ended December 31,
	2012	%	2011	%	2010	%
	(in thousands, except percentages)
Tax at country of domicile statutory rate	$—	—%	$(1,445)	(12.5)%	$(3,354)	(28.0)%
Foreign earnings at other than country of domicile statutory rates	(2,612)	4.1	(5,985)	(50.6)	(339)	(2.8)
Unrecognized tax Benefits	6,374	(10.0)	2,503	21.7	3,853	32.2
Rate changes	(23)	—	(250)	(2.2)	17	0.1
Permanent items	4,156	(6.5)	5,668	47.8	14	0.1
Deferred tax true-ups	(11,109)	17.3	1,929	16.7	—	—
Valuation allowance	379	(0.6)	1,388	12.0	3,580	29.9
	$(2,835)	4.3%	$3,808	32.9%	$3,771	31.5%

Schedule of Components of Current and Long-term Deferred Tax Assets and Liabilities
The components of the current and long-term deferred tax assets and liabilities, net, consist of the following:

	As of December 31,
	2012	2011
	(in thousands)
Current deferred tax assets:
Accrued expenses (including amounts subject to settlement) and allowances	$4,269	$6,400
Other	—	526
Total current deferred tax assets	4,269	6,926
Non-current deferred tax assets:
Depreciable assets	(401)	(2,083)
Net operating losses	17,874	14,208
Other	3,632	547
Total non-current deferred tax assets	21,105	12,672
Total deferred tax assets	25,374	19,598
Valuation allowance	(14,201)	(13,382)
Non-current deferred tax assets, net	11,173	6,216
Current deferred tax liabilities:
Accrued revenues	(2,628)	(6,186)
Non-current deferred tax liabilities:
Intangible assets	(6,139)	(10,180)
Deferred tax assets (liabilities), net	$2,406	$(10,150)

Schedule of Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	As of December 31,
	2012	2011
	(in thousands)
Balance as of January, 1	$11,989	$7,641
Gross increases — current year tax positions	6,376	3,375
Gross increases — prior year tax positions	187	1,904
Gross decreases — current year tax positions	(1,365)	(931)
Balance as of December 31	$17,187	$11,989

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The future aggregate minimum lease payments under non-cancellable operating leases as of December 31, 2012 are as follows:

Amount
(in thousands)
2013	$5,087
2014	4,515
2015	3,751
2016	3,603
2017	3,222
Thereafter	5,073

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Details of Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2010	2,155,366	$0.09			6,162
Share awards granted	1,206,958	$0.07	$6.39		$7,711
Forfeited	(670,056)	$0.09
Vested deferred share awards	(636,284)	$0.10			$3,283
Outstanding as of December 31, 2010	2,055,984	$0.08		1.22	$13,850
Share awards granted	1,768,299	$0.08	$11.17		$19,756
Forfeited or failed to vest	(364,383)	$0.08
Vested deferred share awards	(1,454,455)	$0.08			$24,347
Outstanding as of December 31, 2011	2,005,445	$0.08		1.80	$13,287
Share awards granted	3,843,987	$0.08	$9.98		$38,356
Forfeited or failed to vest	(728,976)	$0.08
Vested deferred share awards	(1,301,510)	$0.08			$10,576
Outstanding as of December 31, 2012	3,818,946	$0.08		1.72	$16,880

Schedule of Details of Share Option Activity
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2010	970,183	$2.65		6.16	$565
Share options granted	3,035,587	$5.47	$3.45
Forfeited share options	(507,955)	$3.24
Exercised options	(4,995)	$2.66			$43
Outstanding as of December 31, 2010	3,492,820	$5.01		8.90	$10,140
Share options granted	1,822,812	$11.17	$6.40
Forfeited share options	(519,533)	$6.48
Exercised options	(113,402)	$3.69			$1,034
Outstanding as of December 31, 2011	4,682,697	$7.17		8.49	$6,028
Share options granted	1,256,823	$10.33	$5.73
Forfeited share options	(648,388)	$9.10
Exercised options	(397,341)	$3.48			$2,671
Outstanding as of December 31, 2012	4,893,791	$8.03		7.81	$265

Schedule of Outstanding and Exercisable Options
The following table summarizes information regarding our outstanding and exercisable options as of December 31, 2012:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $2.73	144,654	$2.67	3.5	97,882	$2.71
$4.95 - $4.95	2,004,743	$4.95	7.3	1,115,420	$4.95
$6.26 - $9.45	966,088	$8.17	8.4	340,997	$8.58
$9.46 - $11.95	877,328	$10.74	9.0	34,833	$10.04
$12.10 - $15.46	816,449	$12.47	7.9	227,201	$12.42
$15.58 - $18.47	84,529	$17.26	8.5	21,135	$17.26
	4,893,791	$8.03	7.8	1,837,468	$6.67	$175,496

Schedule of Assumptions Used to Estimate Fair Value of Share Options
The fair value of our share options was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Share Options Valuation Assumptions
Expected volatility	60%	60%	60%
Expected life in years	6.21	6.25	6.25
Risk free rate	0.67% - 1.15%	1.1% - 2.5%	2.5%
Expected dividends	—	—	—

Schedule of Share-Based Payment Expense
During 2012, 2011 and 2010 we recognized total share-based payment expense under equity incentive plans as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Datacenter and direct project costs	$3,132	$3,549	$443
General and administrative expenses	10,912	11,735	2,613
Sales and marketing expenses	8,209	8,288	2,231
Research and development expenses	5,203	4,055	985
	$27,456	$27,627	$6,272

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Sales and services rendered	$3,931	$6,012	$6,228
Purchases	$939	$5,262	$3,833

	As of December 31,
	2012	2011
	(in thousands)
Trade receivables	$4,622	$3,903
Accrued and other receivables	$4,043	$5,473
Trade payables	$166	$180

Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended				12 Months Ended										12 Months Ended																		3 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Depreciation and Amortization [Member]	Dec. 31, 2011 Depreciation and Amortization [Member]	Dec. 31, 2010 Depreciation and Amortization [Member]	Dec. 31, 2010 Operating Expense [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Trade Accounts Receivable [Member]	Dec. 31, 2011 Trade Accounts Receivable [Member]	Dec. 31, 2012 Accrued Income Receivable [Member]	Dec. 31, 2011 Accrued Income Receivable [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Noncompete Agreements [Member]	Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2012 Developed Technology Rights [Member] Minimum [Member]	Dec. 31, 2012 Developed Technology Rights [Member] Maximum [Member]	Dec. 31, 2012 Trademark and trade name [Member]	Dec. 31, 2011 Trademark and trade name [Member]	Dec. 31, 2012 Trademark and trade name [Member] Minimum [Member]	Dec. 31, 2012 Trademark and trade name [Member] Maximum [Member]	Dec. 31, 2012 Software and Software Development Costs [Member] Maximum [Member]	Dec. 31, 2012 Computer Software, Intangible Asset [Member] Maximum [Member]	Dec. 31, 2012 Licenses and Intellectual Property [Member]	Dec. 31, 2011 Licenses and Intellectual Property [Member]	Dec. 31, 2012 Licenses and Intellectual Property [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] covenant	Aug. 31, 2012 Revolving Credit Facility [Member]	Aug. 31, 2012 Mobile Interactive Group, Ltd. [Member]	Dec. 31, 2012 Going Concern [Member]	Aug. 31, 2012 Going Concern [Member] Revolving Credit Facility [Member]	Aug. 31, 2012 Going Concern [Member] Mobile Interactive Group, Ltd. [Member]	Dec. 31, 2012 Velti [Member]	Dec. 31, 2011 Velti [Member]	Dec. 31, 2010 Velti [Member]
Statement [Line Items]
Control premium percentage	10.00%
Goodwill, Fair Value Disclosure	$ 295,300,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	10,648,000	(67,321,000)	(9,870,000)																																	10,600,000
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	17,521,000	209,037,000	32,186,000																																	17,500,000
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(69,894,000)	(80,845,000)	(23,734,000)																																	69,900,000
Cash and cash equivalents	36,571,000	75,765,000	17,354,000	19,655,000
Line of Credit Facility, Maximum Borrowing Capacity																																		50,000,000			50,000,000
Contingent consideration outcome amount determined, liability, payable in cash																																			14,500,000			16,500,000
Property, Plant and Equipment, Useful Life									4 years	10 years
Goodwill, Impairment Loss	0
Goodwill estimated fair value dislcosure	324,800,000
Allowance for Doubtful Accounts Receivable											7,000,000	800,000	1,000,000	0
Finite-Lived Intangible Asset, Useful Life	4 years 2 months 12 days	4 years 7 months 6 days													6 years 3 months 18 days	6 years 3 months 18 days	4 years	7 years	9 months	4 years 7 months 6 days	4 years 7 months 6 days	3 years	5 years	2 years 6 months	2 years 6 months	9 months	18 months	3 years	3 years	5 years	5 years	3 years
Revenue from Grants					3,700,000	3,200,000	3,400,000	300,000
Entity-Wide Revenue, Major Customer, Percentage			14.00%
Weighted Average Number Diluted Shares Outstanding Adjustment	63,910,000	55,865,000	37,933,000																																				65,475,000	58,071,000	40,382,000
Goodwill market value in excess of book equity	$ 292,400,000
Number of violated covenants																																	1
Additional financing needed, period	3 months

Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	1
Revenues	$ 270,344	$ 189,202	$ 116,269
Percentage of revenue by geographic segment	100.00%	100.00%	100.00%
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	74,731	37,758	34,105
Percentage of revenue by geographic segment	27.60%	20.00%	29.30%
All other European countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	97,799	86,318	55,299
Percentage of revenue by geographic segment	36.20%	45.60%	47.60%
Total Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	172,530	124,076	89,404
Percentage of revenue by geographic segment	63.80%	65.60%	76.90%
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	63,597	41,114	9,150
Percentage of revenue by geographic segment	23.50%	21.70%	7.90%
Asia/Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 34,217	$ 24,012	$ 17,715
Percentage of revenue by geographic segment	12.70%	12.70%	15.20%

Balance Sheet Items - Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 20,817,000	$ 11,300,000
Less: accumulated depreciation	(7,744,000)	(5,378,000)
Total property and equipment, net	13,073,000	5,922,000
Depreciation	3,300,000	1,400,000	1,300,000
Buildings and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,806,000	1,903,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,457,000	6,853,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,554,000	$ 2,544,000

Balance Sheet Items - Other Receivables and Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Government grant receivables	$ 0	$ 5,258
Other Receivables	12,353	21,380
Total other current receivables	$ 12,353	$ 26,638

Balance Sheet Items - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Professional fees	$ 5,764	$ 703
Employee related accruals	23,963	5,232
Accrued third-party costs	58,264	35,135
Other	9,383	8,551
Total accrued liabilities	$ 97,374	$ 49,621

Acquisitions - Narrative (Details)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member] USD ($) tranche	Dec. 31, 2012 Ydon Holdings, Ltd. (CASEE) [Member] USD ($)	Nov. 14, 2011 Mobile Interactive Group, Ltd. [Member] USD ($) country customer	Sep. 30, 2012 Mobile Interactive Group, Ltd. [Member] USD ($)	Dec. 31, 2012 Mobile Interactive Group, Ltd. [Member] USD ($)	Aug. 31, 2012 Mobile Interactive Group, Ltd. [Member] USD ($)	Oct. 04, 2011 Air2Web, Inc. [Member] USD ($)	May 01, 2011 Mobclix, Inc. [Member] USD ($)	Sep. 30, 2010 Mobclix, Inc. [Member] USD ($)	Mar. 31, 2011 Mobclix, Inc. [Member] USD ($)	Sep. 30, 2010 Mobclix, Inc. [Member] GBP (£)	Dec. 31, 2010 Other Acquisitions [Member] USD ($)	Jan. 16, 2012 Maximum [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Jun. 30, 2012 Working Capital [Member] Mobile Interactive Group, Ltd. [Member] USD ($)	Jan. 14, 2012 Ydon Holdings, Ltd. (CASEE) [Member]
Business Acquisition [Line Items]
Cash				$ 8,400,000		$ 25,170,000				$ 18,898,000		$ 1,100,000
Contingent consideration				20,300,000		26,000,000
Transaction costs				900,000		900,000				1,100,000		300,000
Equity method investment, ownership percentage																		33.00%
Equity interest in acquiree, remeasurement gain				6,000,000
Number of tranches associated with contingent consideration				2
Contingent payment, percentage paid in stock																50.00%
Estimated fair value of contingent consideration				6,400,000		15,300,000
Revenue of acquiree since acquisition date					5,300,000
Income of acquiree since acquisition date					2,700,000
Total consideration				22,769,000		51,231,000
Finite-lived intangible assets, weighted average useful life				5 years 3 months 18 days		4 years 10 months 24 days				5 years 1 month 6 days					5 years
Goodwill, expected tax deductible amount				0		0				0
Consideration transferred equity interests issued and issuable						5,100,000
Cost of acquired entity, equity interests issued												1,500,000
Deferred liabilities incurred						5,000,000
Payment of deferred liabilities								2,500,000					8,500,000
Management bonus liabilities incurred						2,000,000
Change in amount of contingent consideration, liability	(9,179,000)	(2,155,000)	(4,481,000)				5,300,000				6,100,000						800,000
Contingent consideration liability determined									26,000,000		18,100,000
Contingent consideration outcome amount determined, liability, payable in cash									14,500,000
Contingent consideration outcome amount determined liability, payable in equity interests issues and issuable									11,500,000
Number of countries in which entity operates						44
Access to number of enterprise customers (more than 300 as part of acquisition)						300
Debt extinguished at closing from consideration transferred										1,200,000
Equity interest issued (in shares)												150,220
Equity interests issued (in USD per share)												$ 9.68		£ 6.12
Payment of employee bonus													700,000
Consideration transferred															1,000,000
Intangible assets acquired															300,000
Goodwill	$ 70,498,000	$ 52,956,000	$ 18,451,000	$ 17,741,000		$ 25,727,000				$ 10,193,000					$ 700,000

Acquisitions - Allocation of Total Consideration (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member]	Nov. 14, 2011 Mobile Interactive Group, Ltd. [Member]	Oct. 04, 2011 Air2Web, Inc. [Member]	Jan. 16, 2012 Customer Relationships [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Nov. 14, 2011 Customer Relationships [Member] Mobile Interactive Group, Ltd. [Member]	Oct. 04, 2011 Customer Relationships [Member] Air2Web, Inc. [Member]	Jan. 16, 2012 Trademark and trade name [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Nov. 14, 2011 Trademark and trade name [Member] Mobile Interactive Group, Ltd. [Member]	Oct. 04, 2011 Trademark and trade name [Member] Air2Web, Inc. [Member]	Nov. 14, 2011 Noncompete Agreements [Member] Mobile Interactive Group, Ltd. [Member]	Jan. 16, 2012 Developed Technology [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Nov. 14, 2011 Developed Technology [Member] Mobile Interactive Group, Ltd. [Member]	Oct. 04, 2011 Developed Technology [Member] Air2Web, Inc. [Member]
Net assets acquired (liabilities assumed):
Cash and cash equivalents				$ 1,456	$ 9,307	$ 600
Accounts receivable and other current assets				1,213	40,076	5,947
Property and equipment				97	859	1,221
Trade and other liabilities				(2,170)	(48,389)	(5,273)
Net assets acquired				596	1,853	2,495
Intangible assets acquired							390	17,110	1,920	2,490	580	110	3,131	3,020	11,140	4,180
Goodwill	70,498	52,956	18,451	17,741	25,727	10,193
Deferred tax liability				(1,468)	(8,310)
Value of assets, net of deferred tax liabilities				22,769	51,231	18,898
Purchase price:
Cash				8,400	25,170	18,898
Deferred consideration					10,000
Contingent consideration				6,360	16,061
Fair value of previously held interest				8,009
Total consideration				$ 22,769	$ 51,231

Acquisitions - Unaudited Supplemental Pro Forma Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Business Acquisition [Line Items]
Revenue	$ 270,344	$ 223,430	[1]	$ 158,598	[2]
Net income (loss)	(61,174)	(24,644)	[1]	(32,484)	[2]
Net income (loss) attributable to Velti shareholders	$ (61,227)	$ (24,774)	[1]	$ (32,403)	[2]
Net income (loss) per share attributable to Velti:
Basic	$ (0.96)	$ (0.44)	[1]	$ (0.85)	[2]
Diluted	$ (0.96)	$ (0.44)	[1]	$ (0.85)	[2]

[1]	Assumes the acquisition of CASEE on January 1, 2011.
[2]	Assumes the acquisition of Mobclix, MIG and Air2Web on January 1, 2010

Fair Value Measurements (Details) (Business acquisition contingent consideration [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 16,271	$ 9,116	$ 41
Change in fair value of contingent payment liabilities		2,155	4,440
Transfers out of level 3		(10,290)
Settlement of contingent payment			(500)
Foreign exchange differences	130
Balance at end of period	6,364	16,271	9,116
Mobclix, Inc. [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Additions to contingent consideration liability			5,135
Mobile Interactive Group, Ltd. (MIG) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of contingent payment liabilities	9,603
Transfers out of level 3	(26,000)
Additions to contingent consideration liability		15,290
Ydon Holdings, Ltd. (CASEE) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Additions to contingent consideration liability	$ 6,360

Fair Value Measurements - Narrative (Details) (Mobile Interactive Group, Ltd. (MIG) [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Mobile Interactive Group, Ltd. (MIG) [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration liability determined	$ 26

Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Starcapital [Member]	Dec. 31, 2011 Air2Web, Inc. [Member]	Oct. 04, 2011 Air2Web, Inc. [Member]	Dec. 31, 2012 Mobile Interactive Group, Ltd. [Member]	Dec. 31, 2011 Mobile Interactive Group, Ltd. [Member]	Nov. 14, 2011 Mobile Interactive Group, Ltd. [Member]	Dec. 31, 2012 Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member]
Goodwill [Roll Forward]
Balance	$ 52,956	$ 18,451				$ 10,193			$ 25,727		$ 17,741
Depreciation and amortization	33,946	20,900	12,131
Acquisition					10,193			24,956		17,741
Adjustment of purchase consideration							777
Adjustment for the sale of assets				(2,028)
Foreign exchange differences	1,052	(644)
Balance	$ 70,498	$ 52,956	$ 18,451			$ 10,193			$ 25,727		$ 17,741
Reamining equity interest acquired (as a percent)											67.00%

Goodwill and Intangible Assets - Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	4 years 2 months 12 days		4 years 7 months 6 days
Accumulated Amortization	$ 77,614,000		$ 53,777,000
Gross Carrying Value	171,596,000		144,969,000
Net Carrying Amount	93,982,000		91,192,000
Amortization expense	34,200,000		22,700,000	14,400,000
Impairment [Abstract]
Impairment of intangible assets	16,902,000		1,500,000	0
Annual Estimated Amortization Expense [Abstract]
2013	34,705,000	[1]
2014	26,896,000	[1]
2015	17,063,000	[1]
2016	5,473,000	[1]
2017	3,425,000	[1]
Thereafter	1,084,000	[1]
Total	88,646,000	[1]
Starcapital [Member]
Annual Estimated Amortization Expense [Abstract]
Long-lived assets	2,800,000
Ydon Holdings, Ltd. (CASEE) [Member]
Annual Estimated Amortization Expense [Abstract]
Indefinitely lived assets	2,500,000
Internal software development costs [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years		3 years
Accumulated Amortization	22,329,000		16,884,000
Gross Carrying Value	37,765,000		26,445,000
Net Carrying Amount	15,436,000		9,561,000
Impairment [Abstract]
Impairment of intangible assets	16,900,000		1,500,000
Computer software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	3 years		5 years
Accumulated Amortization	17,774,000		12,961,000
Gross Carrying Value	51,492,000		38,715,000
Net Carrying Amount	33,718,000		25,754,000
Licenses and Intellectual Property [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	5 years		5 years
Accumulated Amortization	19,233,000		16,806,000
Gross Carrying Value	24,491,000		29,092,000
Net Carrying Amount	5,258,000		12,286,000
Trademark, trade name and non-compete [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	2 years 6 months		2 years 6 months
Accumulated Amortization	2,425,000		924,000
Gross Carrying Value	6,960,000		4,334,000
Net Carrying Amount	4,535,000		3,410,000
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	6 years 3 months 18 days		6 years 3 months 18 days
Accumulated Amortization	6,552,000		2,517,000
Gross Carrying Value	25,360,000		24,295,000
Net Carrying Amount	18,808,000		21,778,000
Developed Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Average Useful life	4 years 7 months 6 days		4 years 7 months 6 days
Accumulated Amortization	9,301,000		3,685,000
Gross Carrying Value	25,528,000		22,088,000
Net Carrying Amount	$ 16,227,000		$ 18,403,000

[1]	Amount excludes the indefinitely lived assets of CASEE amounting to $2.5 million and the long lived assets of Starcapital amounting to $2.8 million.

Variable Interest Entity - Narrative (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 17, 2012 Starcapital [Member] employee	Dec. 17, 2012 Starcapital [Member] Call Option [Member]	Dec. 31, 2012 Starcapital [Member] The Note [Member]	Dec. 17, 2012 Starcapital [Member] The Note [Member] intallment	Dec. 31, 2012 Starcapital [Member] The Note [Member] Note Receivable, Payment Date December 31, 2014 Months [Member]	Dec. 31, 2012 Starcapital [Member] The Note [Member] Note Receivable, Payment Date December 31, 2013 [Member]
Variable Interest Entity [Line Items]
Number of employees				75
Non-cash loss from disposal of assets	$ 10,532,000	$ 0	$ 0
Consideration from sale of assets, note receivable						20,600,000	23,500,000
Note Receivable, number of annual installments							3
Note receivable payment						3,000,000		5,200,000	15,300,000
Call Option, percentage of shares authorized to be purchased					45.00%
Value attributed to upside contingent consideration, call options, or cross pledges and guarantees in determining total consideration				$ 0

Variable Interest Entity - Balance Sheet Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 36,571	$ 75,765	$ 17,354	$ 19,655
Trade receivables	150,074	100,456
Accrued contract receivables	132,957	98,203
Consideration receivable from Starcapital - current	0
Prepayments	12,733	22,664
Other receivables and current assets	12,353	26,638
Total current assets	344,688	323,726
Property and equipment, net	13,073	5,922
Intangible assets, net	93,982	91,192
Intercompany Receivable, Non-Current	0
Goodwill	70,498	52,956	18,451
Other assets	14,782	7,735
Total assets	537,023	481,531
Current liabilities:
Accounts payable	37,786	41,565
Accrued liabilities	97,374	49,621
Consideration payable to Velti - current	0
Deferred revenue and current portion of deferred government grant	12,626	6,217
Current portion of acquisition related liabilities	33,352	26,900
Current portion of long-term debt and short-term financings	851	2,881
Income tax liabilities	9,953	9,883
Total current liabilities	191,942	137,067
Long-term debt	27,342	6,859
Deferred government grant - non-current	1,297	3,162
Acquisition related liabilities - non-current	2,221	18,772
Consideration payable to Velti - non-current	0
Other non-current liabilities	21,703	18,180
Total liabilities	244,505	184,040
Total Velti shareholders' equity	292,394	297,407
Non-controlling interests and variable interest entities	124	84
Total equity	292,518	297,491	36,269	46,936
Total liabilities and shareholders' equity	537,023	481,531
Starcapital [Member]
Current assets:
Cash and cash equivalents	1,146
Trade receivables	12,399
Accrued contract receivables	8,780
Consideration receivable from Starcapital - current	0
Prepayments	0
Other receivables and current assets	1,327
Total current assets	23,652
Property and equipment, net	210
Intangible assets, net	2,857
Intercompany Receivable, Non-Current	0
Goodwill	0
Other assets	1,511
Total assets	28,230
Current liabilities:
Accounts payable	704
Accrued liabilities	452
Consideration payable to Velti - current	4,378
Deferred revenue and current portion of deferred government grant	727
Current portion of acquisition related liabilities	0
Current portion of long-term debt and short-term financings	0
Income tax liabilities	883
Total current liabilities	7,144
Long-term debt	0
Deferred government grant - non-current	0
Acquisition related liabilities - non-current	0
Consideration payable to Velti - non-current	16,187
Other non-current liabilities	4,772
Total liabilities	28,103
Total Velti shareholders' equity	3
Non-controlling interests and variable interest entities	124
Total equity	127
Total liabilities and shareholders' equity	28,230
Velti [Member]
Current assets:
Cash and cash equivalents	35,425
Trade receivables	137,675
Accrued contract receivables	124,177
Consideration receivable from Starcapital - current	4,378
Prepayments	12,733
Other receivables and current assets	11,026
Total current assets	325,414
Property and equipment, net	12,863
Intangible assets, net	91,125
Intercompany Receivable, Non-Current	16,187
Goodwill	70,498
Other assets	13,271
Total assets	529,358
Current liabilities:
Accounts payable	37,082
Accrued liabilities	96,922
Consideration payable to Velti - current	0
Deferred revenue and current portion of deferred government grant	11,899
Current portion of acquisition related liabilities	33,352
Current portion of long-term debt and short-term financings	851
Income tax liabilities	9,070
Total current liabilities	189,176
Long-term debt	27,342
Deferred government grant - non-current	1,297
Acquisition related liabilities - non-current	2,221
Consideration payable to Velti - non-current	0
Other non-current liabilities	16,931
Total liabilities	236,967
Total Velti shareholders' equity	292,391
Non-controlling interests and variable interest entities	0
Total equity	292,391
Total liabilities and shareholders' equity	$ 529,358

Short-term financings and long-term debt - Schedule of Debt Facilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] ICICI I-Base [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] LIBOR [Member]	Dec. 31, 2012 HSBC Bank [Member] Working Capital [Member]	Dec. 31, 2011 HSBC Bank [Member] Working Capital [Member]	Dec. 31, 2012 HSBC Bank [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 HSBC Bank [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 HSBC Bank [Member] Revolving Credit Facility [Member] LIBOR [Member]	Dec. 31, 2012 ICICI Bank [Member] Working Capital [Member]	Dec. 31, 2011 ICICI Bank [Member] Working Capital [Member]	Dec. 31, 2012 ICICI Bank [Member] Working Capital [Member] ICICI I-Base [Member]	Dec. 31, 2012 Other Lender [Member] Other Short-term Facility [Member]	Dec. 31, 2011 Other Lender [Member] Other Short-term Facility [Member]	Dec. 31, 2012 Other Lender [Member] Other Long-term Facility [Member]	Dec. 31, 2011 Other Lender [Member] Other Long-term Facility [Member]	Dec. 31, 2012 BSTD [Member] Term Facility [Member]	Dec. 31, 2011 BSTD [Member] Term Facility [Member]	Dec. 31, 2012 BSTD [Member] Term Facility [Member] 3 month Euribor [Member]	Dec. 31, 2012 ING [Member] Term Facility [Member]	Apr. 30, 2012 ING [Member] Term Facility [Member]	Dec. 31, 2011 ING [Member] Term Facility [Member]	Dec. 31, 2012 ING [Member] Term Facility [Member] 3 month Euribor [Member]
Line of Credit Facility [Line Items]
Total Facility			$ 50,000,000			$ 1,000,000		$ 50,000,000			$ 182,000			$ 12,000		$ 14,000		$ 8,611,000			$ 1,151,000
Facility Outstanding	28,193,000	9,944,000				839,000	0	27,328,000	0			182,000		12,000	0	14,000	0		8,611,000				1,151,000
Interest Rate - Fixed Basis						13.25%
Interest Rate - Fixed Margin						4.00%
Interest Rate - Variable Basis				adjusted base rate	LIBOR					LIBOR			ICICI I-Base							3-month Euribor				3-month Euribor
Interest Rate - Variable Margin										2.25%			5.50%							4.00%				2.50%
Commitment Fee - Unused Capacity								0.75%
Interest Rate - Fixed																						4.05%
Security/Covenant						Indian facility supported by a $1.125 million letter of credit issued under the main credit facility that we have with HSBC		Substantially all assets of the company			Secured by assets of Air2Web India Pvt Ltd							Secured by assets of Mobile Interactive Group, Ltd.			Secured by assets of Mobile Interactive Group, Ltd.
Letter of Credit Outstanding						$ 1,125,000

Short-term financings and long-term debt - Schedule of Principal Repayments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term and Short-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 851
2014	0
2015	27,342
2016	0
Total	$ 28,193

Short-term financings and long-term debt - Narrative (Details)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Aug. 31, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Minimum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Maximum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] LIBOR [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] LIBOR [Member] Minimum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] LIBOR [Member] Maximum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member] Minimum [Member]	Dec. 31, 2012 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member] Maximum [Member]	Dec. 31, 2011 HSBC Bank [Member] USD ($)	Dec. 31, 2012 HSBC Bank [Member] Multi-currency senior revolving credit facility [Member] USD ($)	Dec. 31, 2012 HSBC Bank [Member] Multi-currency senior revolving credit facility [Member] LIBOR [Member]	Sep. 30, 2012 Black Sea Trade and Development Bank [Member] USD ($)	Sep. 30, 2012 Black Sea Trade and Development Bank [Member] EUR (€)
Debt Instrument [Line Items]
Accounts receivable pledged as security														$ 0
Weighted average effective interest rate	5.30%	5.40%
Total Facility					50,000,000										50,000,000
Amount by which the revolving credit facility may be increased upon meeting certain requirements				50,000,000
Variable interest rate basis								LIBOR			adjusted base rate					LIBOR
Spread on variable interest rate									2.25%	2.75%		1.25%	1.75%			2.25%
Per annum interest on any un-used portion of the Facility						0.50%	0.75%								0.75%
Line of Credit Facility, Commitment Fee Percentage						50.00%	50.00%
Minimum fixed charge coverage ratio				1.5
Maximum total leverage ratio				2.5
Minimum liquidity ratio				1.25
Minimum asset coverage ratio				1.5
Repayment of outstanding loan in connection with execution of the Facility																	7,200,000	5,900,000
Repayment of outstanding principal balance, accrued interest and fees																	7,300,000
Borrowing on the Facility to repay loan			$ 7,300,000

Income Taxes - Components of Income (Loss) Before Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Country of domicile	$ (44,358)	$ (31,348)	$ (15,522)
Foreign	(19,651)	19,918	3,543
Income (loss) before income taxes	$ (64,009)	$ (11,430)	$ (11,979)

Income Taxes - Components of Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Country of domicile	$ 0	$ 0	$ 0
Foreign	5,456	2,180	1,230
Reserves	6,033	2,367	1,904
Total current	11,489	4,547	3,134
Deferred
Country of domicile	0	0	0
Foreign	(14,324)	(1,608)	6,112
Reserves	0	869	(5,475)
Total deferred	(14,324)	(739)	637
Total provision (benefit)	$ (2,835)	$ 3,808	$ 3,771

Income Taxes - Reconciliation Between Statutory and Effective Tax Rates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Income Tax Reconciliation [Abstract]
Tax at country of domicile statutory rate	$ 0	$ (1,445)	$ (3,354)
Foreign earnings at other than country of domicile statutory rates	(2,612)	(5,985)	(339)
Unrecognized tax Benefits	6,374	2,503	3,853
Rate changes	(23)	(250)	17
Permanent items	4,156	5,668	14
Deferred tax true-ups	(11,109)	1,929	0
Valuation allowance	379	1,388	3,580
Total provision (benefit)	$ (2,835)	$ 3,808	$ 3,771
Effective Income Tax Rate,Tax Rate Reconciliation [Abstract]
Tax at country of domicile statutory rate	0.00%	(12.50%)	(28.00%)
Foreign earnings at other than country of domicile statutory rates	4.10%	(50.60%)	(2.80%)
Unrecognized tax Benefits	(10.00%)	21.70%	32.20%
Rate changes	0.00%	(2.20%)	0.10%
Permanent items	(6.50%)	47.80%	0.10%
Deferred tax true-ups	17.30%	16.70%	0.00%
Valuation allowance	(0.60%)	12.00%	29.90%
Effective income tax rate	4.30%	32.90%	31.50%
Bailiwick of Jersey [Member]
Effective Income Tax Rate,Tax Rate Reconciliation [Abstract]
Tax at country of domicile statutory rate	0.00%
Ireland [Member]
Effective Income Tax Rate,Tax Rate Reconciliation [Abstract]
Tax at country of domicile statutory rate		12.50%

Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets:
Accrued expenses (including amounts subject to settlement) and allowances	$ 4,269,000	$ 6,400,000
Other	0	526,000
Total current deferred tax assets	4,269,000	6,926,000
Non-current deferred tax assets:
Depreciable assets	(401,000)	(2,083,000)
Net operating losses	17,874,000	14,208,000
Other	3,632,000	547,000
Total non-current deferred tax assets	21,105,000	12,672,000
Total deferred tax assets	25,374,000	19,598,000
Valuation allowance	(14,201,000)	(13,382,000)
Non-current deferred tax assets, net	11,173,000	6,216,000
Current deferred tax liabilities:
Accrued revenues	(2,628,000)	(6,186,000)
Non-current deferred tax liabilities:
Intangible assets	(6,139,000)	(10,180,000)
Deferred tax assets (liabilities), net	2,406,000	(10,150,000)
Increase in valuation allowance	800,000	6,200,000	4,800,000
Net operating loss carryforwards	99,600,000	95,600,000	71,800,000
Undistributed earnings for our foreign subsidiaries	67,800,000
Internal Revenue Service (IRS) [Member]
Non-current deferred tax liabilities:
Net operating loss carryforwards	64,600,000
Foreign Tax Authority [Member]
Non-current deferred tax liabilities:
Net operating loss carryforwards	30,100,000
Other Tax Authorities [Member]
Non-current deferred tax liabilities:
Net operating loss carryforwards	$ 4,900,000

Income Taxes - Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance	$ 11,989,000	$ 7,641,000
Gross increases — current year tax positions	6,376,000	3,375,000
Gross increases — prior year tax positions	187,000	1,904,000
Gross decreases — current year tax positions	(1,365,000)	(931,000)
Balance	17,187,000	11,989,000
Accrued interest and penalties related to unrecognized tax benefits	$ 1,200,000

Commitments and Contingencies - Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
2013	$ 5,087,000
2014	4,515,000
2015	3,751,000
2016	3,603,000
2017	3,222,000
Thereafter	5,073,000
Operating Leases, Rent Expense	$ 6,000,000	$ 3,700,000	$ 2,600,000

Commitments and Contingencies - Guarantees (Details) (Guarantee of Business Revenue [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantee of Business Revenue [Member]
Guarantor Obligations [Line Items]
Guarantees, Fair Value Disclosure	$ 6.8	$ 2.7

Commitments and Contingencies - Pension and Other Post-Retiremnt (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Maximum Monthly Salary Amount Relating To Unfair Dismissal	$ 8,200	€ 6,000
Retirement benefits, noncurrent	494,000		551,000
Defined Benefit Plan, Contributions by Employer	$ 12,000

Commitments and Contingencies - Patent Litigation (Details) (Velti USA, Inc. v.s. Augme Technologies, Inc. [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 09, 2012 Pending Litigation [Member] infringement	Mar. 22, 2013 Subsequent Event [Member] lawsuits
Loss Contingencies [Line Items]
Number of alleged patent infringements		3
Number of lawsuits settled			2
Settlement agreement consideration (in US dollars)			$ 200,000
Maximum number of business days that the settlement payment is due after litigation is dismissed	10 days

Share-Based Compensation - Narrative (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2012 Deferred Shares [Member] USD ($)	Dec. 31, 2012 Deferred Shares [Member] GBP (£)	Dec. 31, 2012 Share Options [Member] USD ($)	Dec. 31, 2011 Share Options [Member] USD ($)	Dec. 31, 2010 Share Options [Member] USD ($)	Dec. 31, 2012 Non-Executive Directors and Executive Officers [Member] Deferred Shares [Member]	Dec. 31, 2012 U.S. Employee Share Incentive Plan [Member]	Dec. 31, 2012 U.S. Non-Employee Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares which may be issued (in shares)												5,250,000	750,000
Vesting period						4 years	4 years	4 years			1 year
Vesting percentage per year						25.00%	25.00%	25.00%
Ordinary shares, par value (in pounds per share)				£ 0.05	£ 0.05		£ 0.05
Maximum share awards per day, percentage of ordinary share capital less number of outstanding unvested deferred shares or unexercised share options that may be awarded				15.00%
Maximum share awards per day, period of award of unvested shares and share options deducted from ordinary share capital	3 years
Estimated grant date fair value								$ 7,200,000	$ 11,600,000	$ 10,400,000
Dividends declared or paid	0
Dividends expected to be declared or paid	0
Recognized tax benefit	0	0	0
Unrecognized compensation cost						16,900,000		6,500,000
Adjustment to share-based compensation expense for conversion from IFRS to US GAAP		$ 10,500,000	$ 1,100,000
Weighted-average recognition period						1 year 8 months 12 days	1 year 8 months 12 days	1 year 3 months 18 days

Share-Based Compensation - Deferred Share Awards (Details) (Deferred Shares [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Shares [Member]
Number of Shares
Outstanding (in shares)	2,005,445	2,055,984	2,155,366
Share awards granted (in shares)	3,843,987	1,768,299	1,206,958
Forfeited or failed to vest (in shares)	(728,976)	(364,383)	(670,056)
Vested deferred share awards (in shares)	(1,301,510)	(1,454,455)	(636,284)
Outstanding (in shares)	3,818,946	2,005,445	2,055,984
Weighted Average Exercise Price Per Share
Outstanding (in dollars per share)	$ 0.08	$ 0.08	$ 0.09
Share awards granted (in dollars per share)	$ 0.08	$ 0.08	$ 0.07
Forfeited or failed to vest (in dollars per share)	$ 0.08	$ 0.08	$ 0.09
Vested deferred share awards (in dollars per share)	$ 0.08	$ 0.08	$ 0.1
Outstanding (in dollars per share)	$ 0.08	$ 0.08	$ 0.08
Weighted Average Grant Date Fair Value Per Share	$ 9.98	$ 11.17	$ 6.39
Weighted Average Remaining Contractual Life	1 year 8 months 12 days	1 year 9 months 18 days	1 year 2 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 13,287	$ 13,850	$ 6,162
Share awards granted	38,356	19,756	7,711
Vested deferred share awards	10,576	24,347	3,283
Outstanding	$ 16,880	$ 13,287	$ 13,850

Share-Based Compensation - Share Option Activity (Details) (Share Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Options [Member]
Number of options
Outstanding (in shares)	4,682,697	3,492,820	970,183
Share options granted (in shares)	1,256,823	1,822,812	3,035,587
Forfeited share options (in shares)	(648,388)	(519,533)	(507,955)
Exercised options (in shares)	(397,341)	(113,402)	(4,995)
Outstanding (in shares)	4,893,791	4,682,697	3,492,820	970,183
Weighted Average Exercise Price
Outstanding (in dollars per share)	$ 7.17	$ 5.01	$ 2.65
Share options granted (in dollars per share)	$ 10.33	$ 11.17	$ 5.47
Forfeited share options (in dollars per share)	$ 9.1	$ 6.48	$ 3.24
Exercised options (in dollars per share)	$ 3.48	$ 3.69	$ 2.66
Outstanding (in dollars per share)	$ 8.03	$ 7.17	$ 5.01	$ 2.65
Weighted Average Grant Date Fair Value Per Share	$ 5.73	$ 6.4	$ 3.45
Weighted Average Remaining Contractual Life	7 years 9 months 18 days	8 years 6 months	8 years 10 months 24 days	6 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 6,028	$ 10,140	$ 565
Exercised options	2,671	1,034	43
Outstanding	$ 265	$ 6,028	$ 10,140	$ 565

Share-Based Compensation - Outstanding and Exercisable Options, by Exercise Price Ranges (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Option Shares, Outstanding Options (in shares)	4,893,791
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 8.03
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	7 years 9 months 18 days
Number of Option Shares, Exercisable Options (in shares)	1,837,468
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 6.67
Aggregate Intrinsic Value, Outstanding Options	$ 175,496
$2.57 - $2.73
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 2.57
Weighted average exercise price, upper range limit (in dollars per share)	$ 2.73
Number of Option Shares, Outstanding Options (in shares)	144,654
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 2.67
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	3 years 6 months
Number of Option Shares, Exercisable Options (in shares)	97,882
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 2.71
$4.95 - $4.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 4.95
Weighted average exercise price, upper range limit (in dollars per share)	$ 4.95
Number of Option Shares, Outstanding Options (in shares)	2,004,743
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 4.95
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	7 years 3 months 18 days
Number of Option Shares, Exercisable Options (in shares)	1,115,420
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 4.95
$6.26 - $9.45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 6.26
Weighted average exercise price, upper range limit (in dollars per share)	$ 9.45
Number of Option Shares, Outstanding Options (in shares)	966,088
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 8.17
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	8 years 4 months 24 days
Number of Option Shares, Exercisable Options (in shares)	340,997
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 8.58
$9.46 - $11.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 9.46
Weighted average exercise price, upper range limit (in dollars per share)	$ 11.95
Number of Option Shares, Outstanding Options (in shares)	877,328
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 10.74
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	9 years
Number of Option Shares, Exercisable Options (in shares)	34,833
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 10.04
$12.10 - $15.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 12.1
Weighted average exercise price, upper range limit (in dollars per share)	$ 15.46
Number of Option Shares, Outstanding Options (in shares)	816,449
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 12.47
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	7 years 10 months 24 days
Number of Option Shares, Exercisable Options (in shares)	227,201
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 12.42
$15.58 - $18.47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 15.58
Weighted average exercise price, upper range limit (in dollars per share)	$ 18.47
Number of Option Shares, Outstanding Options (in shares)	84,529
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 17.26
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	8 years 6 months
Number of Option Shares, Exercisable Options (in shares)	21,135
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 17.26

Share-Based Compensation - Assumptions Used to Estimate Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	60.00%	60.00%	60.00%
Expected life in years	6 years 2 months 16 days	6 years 3 months	6 years 3 months
Risk free rate, minimum	0.67%	1.10%
Risk-free rate, maximum	1.15%	2.50%
Risk free rate			2.50%
Expected dividends	0.00%	0.00%	0.00%

Share-Based Compensation - Share-based Payment Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum share awards per day, percentage of ordinary share capital less number of outstanding unvested deferred shares or unexercised share options that may be awarded	15.00%
Share-based payment expense	$ 27,456	$ 27,627	$ 6,272
Datacenter and direct project costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	3,132	3,549	443
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	10,912	11,735	2,613
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	8,209	8,288	2,231
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 5,203	$ 4,055	$ 985

Related Party Transactions (Details) (Affiliated Entity [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Sales and services rendered	$ 3,931	$ 6,012	$ 6,228
Purchases	939	5,262	3,833
Trade receivables	4,622	3,903
Accrued and other receivables	4,043	5,473
Trade payables	$ 166	$ 180

Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 808	$ 135	$ 135
Additions and Charges to Expenses	7,420	673	10
Write-offs and Deductions	(223)	0	(10)
Total	8,005	808	135
Deferred tax valuation allowance [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	13,382	7,220	2,466
Additions and Charges to Expenses	819	6,162	4,754
Write-offs and Deductions	0	0	0
Total	$ 14,201	$ 13,382	$ 7,220